      As filed with the Securities and Exchange Commission on April 13, 2000.
                                                               File No. 33-80732
                                                                        811-8580

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                       [ ]
                                -----
     Post-Effective Amendment No.  9                   [X]
                                 -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.   19                                [X]
                  --------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                            HARTFORD, CT  06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                                  HARTFORD LIFE
                                  P.O. BOX 2999
                            HARTFORD, CT  06104-2999
                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b) of ----- Rule 485

        X   on May 1, 2000 pursuant to paragraph (b) of Rule 485
      -----
            60 days after filing pursuant to paragraph (a)(1) of
      ----- Rule 485

            on _____, 2000 pursuant to paragraph (a)(1) of Rule
      ----- 485

            this post-effective amendment designates a new
      ----- effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                              CROSS REFERENCE SHEET
                              PURSUANT TO RULE 495(A)


             N-4 ITEM NO.                             PROSPECTUS HEADING
-------------------------------------     -------------------------------------
 1. Cover Page                            Cover Page; Hartford Life
                                          Insurance Company

 2. Definitions                           Definitions

 3. Synopsis or Highlights                Fee Table; Highlights

 4. Condensed Financial Information       Accumulation Unit Values;
                                          Performance Related
                                          Information

 5. General Description of Registrant,    General Contract
    Depositor, and Portfolio Companies    Information

 6. Deductions                            Charges and Fees

 7. General Description of                The Contract
    Annuity Contracts

 8. Annuity Period                        Annuity Payouts

 9. Death Benefit                         Death Benefit

10. Purchases and Contract Value          Purchase and Contract Value


11. Redemptions                           Surrenders


12. Taxes                                 Federal Tax Considerations

13. Legal Proceedings                     Legal Matters and Experts

14. Table of Contents of the Statement    Table of Contents of the
    of Additional Information             Statement of Additional
                                          Information

15. Cover Page                            Part B; Statement of
                                          Additional Information

16. Table of Contents                     Tables of Contents

17. General Information and               Description of Hartford Life
    History                               Insurance Company

18. Services                              Independent Public
                                          Accountants

19. Purchase of Securities                Distribution of Contracts
    being Offered

20. Underwriters                          Distribution of Contracts

21. Calculation of Performance            Calculation of Yield and
    Data                                  Return

22. Annuity Payments                      None

23. Financial Statements                  Financial Statements

24. Financial Statements and              Financial Statements and
    Exhibits                              Exhibits

25. Directors and Officers of the         Directors and Officers of the
    Depositor                             Depositor

26. Persons Controlled by or Under        Persons Controlled by or
    Common Control with the Depositor     Under Common Control with
    Depositor or Registrant               the Depositor or Registrant

27. Number of Contract Owners             Number of Contract Owners

28. Indemnification                       Indemnification

29. Principal Underwriters Principal      Underwriters

30. Location of Accounts and Records      Location of Accounts and
    Records                               Records

31. Management Services                   Management Services

32. Undertakings                          Undertakings

                                     PART A

SELECT DIMENSIONS VARIABLE ANNUITY
SEPARATE ACCOUNT THREE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-4397 (ACCOUNT EXECUTIVE)                            [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Series I of Select Dimensions Variable Annuity. Please read it carefully.

Select Dimensions Variable Annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.


x Variable, because the value of your Annuity will fluctuate with the performance of the underlying portfolios.

--------------------------------------------------------------------------------


At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Portfolios with investment strategies ranging from conservative to aggressive and you may pick those Portfolios that meet your investment goals and risk tolerance. The Sub-Accounts and the Portfolios are listed below:



- MONEY MARKET SUB-ACCOUNT which purchases shares of Money Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- NORTH AMERICAN GOVERNMENT SECURITIES SUB-ACCOUNT which purchases shares of North American Government Securities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfer of existing Contract Values)



- DIVERSIFIED INCOME SUB-ACCOUNT which purchases shares of Diversified Income Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- BALANCED GROWTH SUB-ACCOUNT which purchases shares of Balanced Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- UTILITIES SUB-ACCOUNT which purchases shares of Utilities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- DIVIDEND GROWTH SUB-ACCOUNT which purchases shares of Dividend Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- VALUE-ADDED MARKET SUB-ACCOUNT which purchases shares of Value-Added Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- GROWTH SUB-ACCOUNT which purchases shares of Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- AMERICAN OPPORTUNITIES SUB-ACCOUNT (FORMERLY NAMED AMERICAN VALUE SUB-ACCOUNT) which purchases shares of American Opportunities Portfolio (formerly known as American Value Portfolio) of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- MID-CAP EQUITY SUB-ACCOUNT (formerly named Mid-Cap Growth Sub-Account) which purchases shares of Mid-Cap Equity Portfolio (formerly named Mid-Cap Growth Portfolio) of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- GLOBAL EQUITY SUB-ACCOUNT which purchases shares of Global Equity Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- DEVELOPING GROWTH SUB-ACCOUNT which purchases shares of Developing Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- EMERGING MARKETS SUB-ACCOUNT which purchases shares of Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfers of existing Contract Value)



- HIGH YIELD SUB-ACCOUNT which purchases shares of High Yield Portfolio of The Universal Institutional Funds, Inc.



- MID-CAP VALUE SUB-ACCOUNT which purchases shares of Mid-Cap Value Portfolio of The Universal Institutional Funds, Inc.



- EMERGING MARKETS DEBT SUB-ACCOUNT which purchases shares of Emerging Markets Debt Portfolio of The Universal Institutional Funds, Inc.



- EMERGING MARKETS EQUITY SUB-ACCOUNT which purchases shares of Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc.



- FIXED INCOME SUB-ACCOUNT which purchases shares of Fixed Income Portfolio of The Universal Institutional Funds, Inc.



- ACTIVE INTERNATIONAL ALLOCATION SUB-ACCOUNT which purchases shares of Active International Allocation Portfolio of The Universal Institutional Funds, Inc.



- STRATEGIC STOCK SUB-ACCOUNT which purchases shares of Strategic Stock Portfolio of the Van Kampen Life Investment Trust



- ENTERPRISE SUB-ACCOUNT which purchases shares of Enterprise Portfolio of the Van Kampen Life Investment Trust


You may also allocate some or all of your Premium Payment to the "Fixed Account", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Account are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2000


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                    7
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                         11
----------------------------------------------------------------------
HIGHLIGHTS                                                       14
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     15
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    15
----------------------------------------------------------------------
  Separate Account                                               15
----------------------------------------------------------------------
THE PORTFOLIOS                                                   16
----------------------------------------------------------------------
  The Investment Advisers                                        17
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  19
----------------------------------------------------------------------
THE FIXED ACCOUNT                                                19
----------------------------------------------------------------------
THE CONTRACT                                                     20
----------------------------------------------------------------------
  Purchases and Contract Value                                   20
----------------------------------------------------------------------
  Charges and Fees                                               22
----------------------------------------------------------------------
  Death Benefit                                                  24
----------------------------------------------------------------------
  Surrenders                                                     26
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  27
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         29
----------------------------------------------------------------------
OTHER INFORMATION                                                29
----------------------------------------------------------------------
  Legal Matters and Experts                                      30
----------------------------------------------------------------------
  More Information                                               30
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       30
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         35
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          36
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES                39
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Account.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCOUNT: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Account.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.


JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.


MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                   FEE TABLE
                      CONTRACT OWNER TRANSACTION EXPENSES



 SALES LOAD IMPOSED ON PURCHASES (as a percentage of Premium
  Payments)                                                          None
 -------------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
     First Year (2)                                                     6%
 -------------------------------------------------------------------------
     Second Year                                                        6%
 -------------------------------------------------------------------------
     Third Year                                                         5%
 -------------------------------------------------------------------------
     Fourth Year                                                        5%
 -------------------------------------------------------------------------
     Fifth Year                                                         4%
 -------------------------------------------------------------------------
     Sixth Year                                                         3%
 -------------------------------------------------------------------------
     Seventh Year                                                       2%
 -------------------------------------------------------------------------
     Eighth Year                                                        0%
 -------------------------------------------------------------------------
 ANNUAL MAINTENANCE FEE (3)                                           $30
 -------------------------------------------------------------------------
 SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average
  Sub-Account Value)
     Mortality and Expense Risk Charge                               1.25%
     Administrative Fees                                             0.15%
 -------------------------------------------------------------------------
     Total Separate Account Annual Expenses                          1.40%
 -------------------------------------------------------------------------
 OPTIONAL CHARGES (as a percentage of average daily Sub-Account
  Value)
     Optional Death Benefit Charge                                   0.15%
 -------------------------------------------------------------------------
     Total Separate Account Annual Expenses with the Optional Death
      Benefit Charge                                                 1.55%
 -------------------------------------------------------------------------



(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See "Charges and Fees -- The Contingent Deferred Sales Charge." The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.



(2) Length of time from each Premium Payment.



(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.



The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.



The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)



                                                                                         TOTAL FUND
                                                                                OTHER    OPERATING
                                                              MANAGEMENT FEES  EXPENSES   EXPENSES
---------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT
 SERIES:
Money Market Portfolio                                               0.50%       0.04%      0.54%
---------------------------------------------------------------------------------------------------
North American Government Securities Portfolio (1)                   0.65%       0.36%      1.01%
---------------------------------------------------------------------------------------------------
Diversified Income Portfolio                                         0.40%       0.08%      0.48%
---------------------------------------------------------------------------------------------------
Balanced Growth Portfolio                                            0.60%       0.04%      0.64%
---------------------------------------------------------------------------------------------------
Utilities Portfolio                                                  0.65%       0.05%      0.70%
---------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                                            0.58%       0.02%      0.60%
---------------------------------------------------------------------------------------------------
Value-Added Market Portfolio                                         0.50%       0.05%      0.55%
---------------------------------------------------------------------------------------------------
Growth Portfolio                                                     0.80%       0.10%      0.90%
---------------------------------------------------------------------------------------------------
American Opportunities Portfolio                                     0.62%       0.04%      0.66%
---------------------------------------------------------------------------------------------------
Mid-Cap Equity Portfolio (formerly Mid-Cap Growth) (2)               0.75%       0.17%      0.92%
---------------------------------------------------------------------------------------------------
Global Equity Portfolio                                              1.00%       0.08%      1.08%
---------------------------------------------------------------------------------------------------
Developing Growth Portfolio                                          0.50%       0.08%      0.58%
---------------------------------------------------------------------------------------------------
Emerging Markets Portfolio (1)                                       1.25%       0.59%      1.84%
---------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
High Yield Portfolio (3)                                             0.50%       0.61%      1.11%
---------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio (3)                                          0.75%       0.62%      1.37%
---------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio (3)                                  0.80%       0.98%      1.78%
---------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio (3)                                1.25%       1.37%      2.62%
---------------------------------------------------------------------------------------------------
Fixed Income Portfolio (3)                                           0.40%       0.56%      0.96%
---------------------------------------------------------------------------------------------------
Active International Allocation Portfolio (3)                        0.80%       1.83%      2.63%
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
Strategic Stock Portfolio (4)                                        0.50%       0.41%      0.91%
---------------------------------------------------------------------------------------------------
Enterprise Portfolio (4)                                             0.50%       0.12%      0.62%
---------------------------------------------------------------------------------------------------



(1) Closed to new investments or transfers of existing Contract Values.



(2) With respect to the Mid-Cap Equity Portfolio, the expense information shown in the table above has been restated to reflect the current fees. Prior to December 31, 1999, the investment adviser, Morgan Stanley Dean Witter Advisors Inc., assumed all expenses of the Portfolio and waived the compensation provided for the Portfolio in its management agreement with the Fund.



(3) With respect to the High Yield, Mid-Cap Value, Emerging Markets Debt, Emerging Markets Equity, Active International Allocation and Fixed Income Portfolios, the investment advisers have voluntarily agreed to waive their investment advisory fees and to reimburse certain expenses of the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed certain limits. The annual expense ratios for the Active International Allocation Portfolio are annualized estimates. Including these

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    reductions, it is estimated that "Management Fees", Other Expenses and "Total Fund Operating Expenses" for the Portfolios would have been as follows:



                                                               TOTAL FUND
                                         MANAGEMENT   OTHER    OPERATING
    PORTFOLIO                               FEES     EXPENSES   EXPENSES
    ---------------------------------------------------------------------
    High Yield                              0.19%      0.61%      0.80%
    ---------------------------------------------------------------------
    Mid-Cap Value                           0.43%      0.62%      1.05%
    ---------------------------------------------------------------------
    Emerging Markets Debt                   0.45%      0.98%      1.43%
    ---------------------------------------------------------------------
    Emerging Markets Equity                 0.42%      1.37%      1.79%
    ---------------------------------------------------------------------
    Fixed Income                            0.14%      0.56%      0.70%
    ---------------------------------------------------------------------
    Active International Allocation         0.00%      1.15%      1.15%
    ---------------------------------------------------------------------



(4) With respect to the Strategic Stock Portfolio and the Enterprise Portfolio, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Including the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would be:



                                                               TOTAL FUND
                                         MANAGEMENT   OTHER    OPERATING
    PORTFOLIO                               FEES     EXPENSES   EXPENSES
    ---------------------------------------------------------------------
    Strategic Stock                         0.24%      0.41%      0.65%
    ---------------------------------------------------------------------
    Enterprise                              0.47%      0.13%      0.60%
    ---------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


EXAMPLE



THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS NOT SELECTED:


                               If you Surrender your Contract at the     If you annuitize your Contract at the
                               end of the applicable time period you     end of the applicable time period you
                               would pay the following expenses on       would pay the following expenses on
                               a $1,000 investment, assuming a 5%        a $1,000 investment, assuming a 5%
                               annual return on assets:                  annual return on assets:
 SUB-ACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
 ---------------------------------------------------------------------------------------------------------------
 Money Market                    $76      $ 112     $ 149      $234        $ 20     $  63     $ 108      $234
 ---------------------------------------------------------------------------------------------------------------
 North American Government
   Securities (1)                $81      $ 126     $ 173      $283        $ 25     $  77     $ 132      $282
 ---------------------------------------------------------------------------------------------------------------
 Diversified Income              $75      $ 111     $ 146      $228        $ 19     $  61     $ 105      $227
 ---------------------------------------------------------------------------------------------------------------
 Balanced Growth                 $77      $ 115     $ 154      $245        $ 21     $  66     $ 113      $244
 ---------------------------------------------------------------------------------------------------------------
 Utilities                       $77      $ 117     $ 157      $251        $ 22     $  68     $ 116      $251
 ---------------------------------------------------------------------------------------------------------------
 Dividend Growth                 $76      $ 114     $ 152      $241        $ 21     $  65     $ 111      $240
 ---------------------------------------------------------------------------------------------------------------
 Value-Added Market              $76      $ 113     $ 149      $236        $ 20     $  63     $ 109      $235
 ---------------------------------------------------------------------------------------------------------------
 Growth                          $79      $ 123     $ 167      $272        $ 24     $  74     $ 127      $271
 ---------------------------------------------------------------------------------------------------------------
 American Opportunities          $77      $ 116     $ 155      $247        $ 21     $  66     $ 114      $246
 ---------------------------------------------------------------------------------------------------------------
 Mid-Cap Equity                  $80      $ 124     $ 168      $274        $ 24     $  74     $ 128      $273
 ---------------------------------------------------------------------------------------------------------------
 Global Equity                   $81      $ 129     $ 177      $290        $ 25     $  79     $ 136      $290
 ---------------------------------------------------------------------------------------------------------------
 Developing Growth               $76      $ 114     $ 151      $239        $ 20     $  64     $ 110      $238
 ---------------------------------------------------------------------------------------------------------------
 Emerging Markets (1)            $89      $ 151     $ 214      $364        $ 33     $ 102     $ 174      $363
 ---------------------------------------------------------------------------------------------------------------
 High Yield                      $82      $ 129     $ 178      $293        $ 26     $  80     $ 137      $293
 ---------------------------------------------------------------------------------------------------------------
 Mid-Cap Value                   $84      $ 137     $ 191      $319        $ 28     $  88     $ 151      $318
 ---------------------------------------------------------------------------------------------------------------
 Emerging Markets Debt           $88      $ 149     $ 211      $358        $ 33     $ 101     $ 171      $358
 ---------------------------------------------------------------------------------------------------------------
 Emerging Markets Equity         $97      $ 173     $ 251      $434        $ 41     $ 126     $ 212      $433
 ---------------------------------------------------------------------------------------------------------------
 Fixed Income                    $80      $ 125     $ 170      $278        $ 24     $  76     $ 130      $277
 ---------------------------------------------------------------------------------------------------------------
 Active International
   Allocation                    $97      $ 174       N/A      N/A         $ 41     $ 126       N/A      N/A
 ---------------------------------------------------------------------------------------------------------------
 Strategic Stock                 $79      $ 124     $ 168      $273        $ 24     $  74     $ 127      $272
 ---------------------------------------------------------------------------------------------------------------
 Enterprise                      $77      $ 115     $ 153      $243        $ 21     $  65     $ 112      $242
 ---------------------------------------------------------------------------------------------------------------

                                If you do not Surrender your
                                Contract, you would pay the
                                following expenses on a $1,000
                                investment, assuming a 5% annual
                                return on assets:
 SUB-ACCOUNT                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------
 Money Market                     $21     $ 63     $109     $234
 -----------------------------
 North American Government
   Securities (1)                 $25     $ 78     $133     $283
 -----------------------------
 Diversified Income               $20     $ 61     $106     $228
 -----------------------------
 Balanced Growth                  $22     $ 66     $114     $245
 -----------------------------
 Utilities                        $22     $ 68     $117     $251
 -----------------------------
 Dividend Growth                  $21     $ 65     $112     $241
 -----------------------------
 Value-Added Market               $21     $ 64     $109     $236
 -----------------------------
 Growth                           $24     $ 74     $127     $272
 -----------------------------
 American Opportunities           $22     $ 67     $115     $247
 -----------------------------
 Mid-Cap Equity                   $24     $ 75     $128     $274
 -----------------------------
 Global Equity                    $26     $ 80     $137     $290
 -----------------------------
 Developing Growth                $21     $ 65     $111     $239
 -----------------------------
 Emerging Markets (1)             $34     $103     $175     $364
 -----------------------------
 High Yield                       $26     $ 81     $138     $293
 -----------------------------
 Mid-Cap Value                    $29     $ 89     $151     $319
 -----------------------------
 Emerging Markets Debt            $33     $101     $172     $358
 -----------------------------
 Emerging Markets Equity          $42     $126     $213     $434
 -----------------------------
 Fixed Income                     $25     $ 76     $130     $278
 -----------------------------
 Active International
   Allocation                     $42     $127      N/A      N/A
 -----------------------------
 Strategic Stock                  $24     $ 75     $128     $273
 -----------------------------
 Enterprise                       $21     $ 66     $113     $243
 ----------------------------------------------------------------------------



(1) Closed to new investments or transfers of existing contract values.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE



THE FOLLOWING EXAMPLE ASSUMES THAT THE OPTIONAL DEATH BENEFIT IS SELECTED:


                               If you Surrender your Contract at the     If you annuitize your Contract at the
                               end of the applicable time period you     end of the applicable time period you
                               would pay the following expenses on       would pay the following expenses on
                               a $1,000 investment, assuming a 5%        a $1,000 investment, assuming a 5%
                               annual return on assets:                  annual return on assets:
 SUB-ACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
 ---------------------------------------------------------------------------------------------------------------
 Money Market                    $77      $ 117     $ 157      $250        $ 21     $  67     $ 116      $249
 ---------------------------------------------------------------------------------------------------------------
 North American Government
   Securities (1)                $82      $ 131     $ 181      $298        $ 26     $  82     $ 140      $298
 ---------------------------------------------------------------------------------------------------------------
 Diversified Income              $77      $ 115     $ 153      $244        $ 21     $  65     $ 113      $243
 ---------------------------------------------------------------------------------------------------------------
 Balanced Growth                 $78      $ 120     $ 162      $261        $ 22     $  70     $ 121      $260
 ---------------------------------------------------------------------------------------------------------------
 Utilities                       $79      $ 122     $ 165      $267        $ 23     $  72     $ 124      $266
 ---------------------------------------------------------------------------------------------------------------
 Dividend Growth                 $78      $ 119     $ 160      $257        $ 22     $  69     $ 119      $256
 ---------------------------------------------------------------------------------------------------------------
 Value-Added Market              $77      $ 117     $ 157      $251        $ 22     $  68     $ 116      $251
 ---------------------------------------------------------------------------------------------------------------
 Growth                          $81      $ 128     $ 175      $287        $ 25     $  78     $ 134      $287
 ---------------------------------------------------------------------------------------------------------------
 American Opportunities          $78      $ 121     $ 163      $263        $ 23     $  71     $ 122      $262
 ---------------------------------------------------------------------------------------------------------------
 Mid-Cap Equity                  $81      $ 128     $ 176      $289        $ 25     $  79     $ 135      $289
 ---------------------------------------------------------------------------------------------------------------
 Global Equity                   $83      $ 133     $ 184      $305        $ 27     $  84     $ 144      $305
 ---------------------------------------------------------------------------------------------------------------
 Developing Growth               $78      $ 118     $ 159      $254        $ 22     $  69     $ 118      $254
 ---------------------------------------------------------------------------------------------------------------
 Emerging Markets (1)            $91      $ 155     $ 221      $378        $ 35     $ 107     $ 181      $377
 ---------------------------------------------------------------------------------------------------------------
 High Yield                      $83      $ 134     $ 186      $308        $ 27     $  85     $ 145      $308
 ---------------------------------------------------------------------------------------------------------------
 Mid-Cap Value                   $86      $ 141     $ 199      $334        $ 30     $  93     $ 158      $333
 ---------------------------------------------------------------------------------------------------------------
 Emerging Markets Debt           $90      $ 153     $ 219      $372        $ 34     $ 105     $ 178      $372
 ---------------------------------------------------------------------------------------------------------------
 Emerging Markets Equity         $99      $ 178     $ 258      $447        $ 43     $ 130     $ 219      $446
 ---------------------------------------------------------------------------------------------------------------
 Fixed Income                    $82      $ 129     $ 178      $293        $ 26     $  80     $ 137      $293
 ---------------------------------------------------------------------------------------------------------------
 Active International
   Allocation                    $99      $ 178       N/A      N/A         $ 43     $ 131       N/A      N/A
 ---------------------------------------------------------------------------------------------------------------
 Strategic Stock                 $81      $ 128     $ 176      $288        $ 25     $  79     $ 135      $288
 ---------------------------------------------------------------------------------------------------------------
 Enterprise                      $78      $ 119     $ 161      $259        $ 22     $  70     $ 120      $258
 ---------------------------------------------------------------------------------------------------------------

                                If you do not Surrender your
                                Contract, you would pay the
                                following expenses on a $1,000
                                investment, assuming a 5% annual
                                return on assets:
 SUB-ACCOUNT                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------
 Money Market                     $22     $ 68     $117     $250
 -----------------------------
 North American Government
   Securities (1)                 $27     $ 82     $141     $298
 -----------------------------
 Diversified Income               $21     $ 66     $113     $244
 -----------------------------
 Balanced Growth                  $23     $ 71     $122     $261
 -----------------------------
 Utilities                        $24     $ 73     $125     $267
 -----------------------------
 Dividend Growth                  $23     $ 70     $120     $257
 -----------------------------
 Value-Added Market               $22     $ 68     $117     $251
 -----------------------------
 Growth                           $26     $ 79     $135     $287
 -----------------------------
 American Opportunities           $23     $ 72     $123     $263
 -----------------------------
 Mid-Cap Equity                   $26     $ 80     $136     $289
 -----------------------------
 Global Equity                    $28     $ 85     $144     $305
 -----------------------------
 Developing Growth                $22     $ 69     $119     $254
 -----------------------------
 Emerging Markets (1)             $35     $108     $182     $378
 -----------------------------
 High Yield                       $28     $ 86     $146     $308
 -----------------------------
 Mid-Cap Value                    $31     $ 93     $159     $334
 -----------------------------
 Emerging Markets Debt            $35     $106     $179     $372
 -----------------------------
 Emerging Markets Equity          $43     $131     $220     $447
 -----------------------------
 Fixed Income                     $26     $ 81     $138     $293
 -----------------------------
 Active International
   Allocation                     $43     $131      N/A      N/A
 -----------------------------
 Strategic Stock                  $26     $ 79     $136     $288
 -----------------------------
 Enterprise                       $23     $ 70     $121     $259
 ---------------------------------------------------------------------------------------



(1) Closed to new investments or transfers of existing contract values.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)


The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.



                                           YEAR ENDED DECEMBER 31,
                              1999     1998     1997     1996     1995     1994
---------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
 (Inception date
 September 14, 1994)
Accumulation Unit Value at
 beginning of period         $11.728  $11.309  $10.901  $10.521  $10.056  $10.000
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $12.117  $11.728  $11.309  $10.901  $10.521  $10.056
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         9,489    9,134    6,625    7,480    3,864      112
---------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT
 SECURITIES SUB-ACCOUNT
 (Inception date
 September 14, 1994)
Accumulation Unit Value at
 beginning of period         $11.642  $11.322  $10.841  $10.536  $10.041  $10.000
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $11.870  $11.642  $11.322  $10.841  $10.536  $10.041
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           684      631      413      353      107        2
---------------------------------------------------------------------------------
BALANCED GROWTH SUB-ACCOUNT
 (Inception date
 September 14, 1994)
Accumulation Unit Value at
 beginning of period         $17.859  $15.829  $13.617  $12.165  $10.040  $10.000
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $18.230  $17.859  $15.829  $13.617  $12.165  $10.040
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         5,961    5,292    4,124    2,663    1,220       69
---------------------------------------------------------------------------------
UTILITIES SUB-ACCOUNT
 (Inception date
 September 14, 1994)
Accumulation Unit Value at
 beginning of period         $20.391  $16.918  $13.568  $12.684  $10.045  $10.000
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $28.898  $20.391  $16.918  $13.568  $12.684  $10.045
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         5,030    3,879    2,853    2,512    1,356       40
---------------------------------------------------------------------------------
DIVIDEND GROWTH SUB-ACCOUNT
 (Inception date
 September 14, 1994)
Accumulation Unit Value at
 beginning of period         $24.847  $21.045  $16.921  $13.787  $ 9.975  $10.000
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $24.631  $24.847  $21.045  $16.921  $13.787  $ 9.975
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)        26,039   25,790   22,062   14,201    5,393      128
---------------------------------------------------------------------------------
VALUE-ADDED MARKET
 SUB-ACCOUNT (Inception
 date September 14, 1994)
Accumulation Unit Value at
 beginning of period         $19.843  $17.936  $14.422  $12.418  $ 9.904  $10.000
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $21.945  $19.843  $17.936  $14.422  $12.418  $ 9.904
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         7,133    7,413    6,713    4,528    1,783       25
---------------------------------------------------------------------------------
GROWTH SUB-ACCOUNT
 (Inception date
 September 14, 1994)
Accumulation Unit Value at
 beginning of period         $18.530  $16.596  $13.675  $11.224  $10.047  $10.000
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $25.416  $18.530  $16.596  $13.675  $11.224  $10.047
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         3,012    2,575    2,207    1,233      316       21
---------------------------------------------------------------------------------
AMERICAN OPPORTUNITIES
 SUB-ACCOUNT (Inception
 date September 14, 1994)
Accumulation Unit Value at
 beginning of period         $25.729  $19.951  $15.335  $13.770  $10.049  $10.000
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $39.532  $25.729  $19.951  $15.335  $13.770  $10.049
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)        16,616   12,902   10,468    7,289    2,606       72
---------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                           YEAR ENDED DECEMBER 31,
                              1999     1998     1997     1996     1995     1994
---------------------------------------------------------------------------------
GLOBAL EQUITY SUB-ACCOUNT
 (Inception date
 September 14, 1994)
Accumulation Unit Value at
 beginning of period         $14.918  $13.142  $12.265  $11.162  $ 9.950  $10.000
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $19.733  $14.918  $13.142  $12.265  $11.162  $ 9.950
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         7,342    7,311    6,816    4,360    1,424      110
---------------------------------------------------------------------------------
DEVELOPING GROWTH
 SUB-ACCOUNT (Inception
 date September 14, 1994)
Accumulation Unit Value at
 beginning of period         $20.318  $18.896  $16.843  $15.123  $10.138  $10.000
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $38.574  $20.318  $18.896  $16.843  $15.123  $10.138
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         3,699    3.664    4.003    3.366    1.078       27
---------------------------------------------------------------------------------
EMERGING MARKETS
 SUB-ACCOUNT (Inception
 date September 14, 1994)
Accumulation Unit Value at
 beginning of period         $ 7.981  $11.405  $11.420  $ 9.841  $10.037  $10.000
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $14.444  $ 7.981  $11.405  $11.420  $ 9.841  $10.037
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         1,421    1,512    1,911    1,394      389       35
---------------------------------------------------------------------------------
DIVERSIFIED INCOME
 SUB-ACCOUNT (Inception
 date September 14, 1994)
Accumulation Unit Value at
 beginning of period         $12.577  $12.238  $11.456  $10.607  $10.056  $10.000
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $12.175  $12.577  $12.238  $11.456  $10.607  $10.056
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         6,139    6,373    4,502    2,579      775       30
---------------------------------------------------------------------------------
MIDCAP EQUITY SUB-ACCOUNT
 (Inception date
 January 21, 1997)
Accumulation Unit Value at
 beginning of period         $11.913  $11.433  $10.000       --       --       --
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $22.568  $11.913  $11.433       --       --       --
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         2,887    2,075    1,505       --       --       --
---------------------------------------------------------------------------------
HIGH YIELD SUB-ACCOUNT
 (Inception date April 1,
 1998)
Accumulation Unit Value at
 beginning of period         $ 9.993  $10.000       --       --       --       --
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $10.554  $ 9.993       --       --       --       --
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         1,926      982       --       --       --       --
---------------------------------------------------------------------------------
MID-CAP VALUE SUB-ACCOUNT
 (Inception date April 1,
 1998)
Accumulation Unit Value at
 beginning of period         $10.072  $10.000       --       --       --       --
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $11.977  $10.072       --       --       --       --
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         1,323      731       --       --       --       --
---------------------------------------------------------------------------------
EMERGING MARKETS DEBT
 SUB-ACCOUNT
 (Inception date April 1,
 1998)
Accumulation Unit Value at
 beginning of period         $ 6.752  $10.000       --       --       --       --
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $ 8.615  $ 6.752       --       --       --       --
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            78       37       --       --       --       --
---------------------------------------------------------------------------------
STRATEGIC STOCK SUB-ACCOUNT
 (Inception date April 1,
 1998)
Accumulation Unit Value at
 beginning of period         $10.283  $10.000       --       --       --       --
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $10.093  $10.283       --       --       --       --
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         1,047      536       --       --       --       --
---------------------------------------------------------------------------------
ENTERPRISE SUB-ACCOUNT
 (Inception date April 1,
 1998)
Accumulation Unit Value at
 beginning of period         $10.652  $10.000       --       --       --       --
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $13.219  $10.652       --       --       --       --
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         1,421      386       --       --       --       --
---------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------


                                           YEAR ENDED DECEMBER 31,
                              1999     1998     1997     1996     1995     1994
---------------------------------------------------------------------------------
EMERGING MARKETS EQUITY
 SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period         $    --
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $14,353
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           170
---------------------------------------------------------------------------------
ACTIVE INTERNATIONAL
 ALLOCATION SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period         $    --
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $11.718
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            36
---------------------------------------------------------------------------------
FIXED INCOME SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period         $    --
---------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period               $10.065
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           109
---------------------------------------------------------------------------------



Accumulation Unit Values do not include the Optional Death Benefit Charge. If you elect the Optional Death Benefit, Accumulation Unit Values would be lower.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our Automatic Additions Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?


You don't pay a sales charge when you purchase your Annuity. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Annuity. The Contingent Deferred Sales Charge will depend on the amount you choose to surrender and the length of time the Premium Payment you made has been in your Annuity. The percentage used to calculate the Contingent Deferred Sales Charge is equal to:



NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   6%
-----------------------------------------
         2                   6%
-----------------------------------------
         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   4%
-----------------------------------------
         6                   3%
-----------------------------------------
         7                   2%
-----------------------------------------
     8 or more               0%
-----------------------------------------


You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x Premium Payments or earnings that have been in your Annuity for more than seven years.

x  Distributions made due to death

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Annuity, if, on either of those dates, the value of your Annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay three other types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Portfolios.

The second type of charge is the fee you pay for the Separate Account. This charge is:

An administrative fee of .15% per year of the Contract Values held in the Separate Account.


The third type of charge is the fee you pay for the Portfolios. See the Annual Fund Operating Expenses table for more complete information and the Portfolios' prospectuses accompanying this prospectus.


If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts, or after Annuity Payouts begin under the Payment for a Designated Period Annuity Payout Option.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

Your Contract has a Death Benefit which is equal to the amount payable under the standard Death Benefit or the Interest Accumulation Death Benefit ("Optional Death Benefit"). We pay the Death Benefit if the Contract Owner, joint owner or Annuitant, die before we begin to make annuity payments. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds. We calculate the Death Benefit as of the date we receive a certified death certificate or other legal document acceptable to us.

If you do not elect the Optional Death Benefit, the Death Benefit will be the greater of:

- The total Premium Payments you have made to us minus any amounts you have Surrendered;

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

If you elect the Optional Death Benefit, the Death Benefit will be the greater of:

- The total Premium Payments you have made to us minus any Surrenders;

- The Contract Value of your annuity;

- Your Maximum Anniversary Value or

- Your Interest Accumulation Value.

Assuming you have not taken any Surrenders, your Interest Accumulation Value is calculated by accumulating interest on your Premium Payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, whichever is earlier. If you have taken any Surrenders, the 5% will be accumulated on your Premium Payments, but we will make an adjustment for any of the Surrenders. This adjustment will reduce the Death Benefit under the Optional Death Benefit proportionally for the Surrenders. The Death Benefit under the Optional Death Benefit is limited to a maximum of 200% of Premium Payments, less proportional adjustments for any Surrenders. If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value invested in the Funds.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older. The Optional Death Benefit is not available in Washington.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?


When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with 120, 180 or 240 Monthly Payments Certain, Joint and Last Survivor Life Annuity and Payments For a Designated Period. We may make other Annuity Payout Options available at any time.



You must begin to take payouts by the Annuitant's 90th birthday. If you do not tell us what Annuity Payout Option you want before that time, we will make payments under Life Annuity with 120 Monthly Payments Certain.


GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               1/1/99         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/99        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps               7/1/99        AA+      Claims paying ability
--------------------------------------------------------------------------------


SEPARATE ACCOUNT


The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1994 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:


- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the separate account. There is no assurance that the value of your annuity will equal the total of the payments you make to us.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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THE PORTFOLIOS



The underlying investment for the Contracts are shares of the portfolios of Morgan Stanley Dean Witter Select Dimensions Investment Series, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust, all open-ended management investment companies. The underlying portfolios corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The portfolios may not be available in all states.



We do not guarantee the investment results of any of the underlying portfolios. Since each underlying portfolio has different investment objectives, each is subject to different risks. These risks and the portfolio's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.



MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:



MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured), repurchase agreements and high grade corporate debt obligations maturing in thirteen months or less.



NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO (EFFECTIVE SEPTEMBER 7, 1999, CLOSED TO NEW INVESTMENTS OR TRANSFERS OF EXISTING CONTRACT VALUES). Seeks to earn a high level of current income while maintaining relatively low volatility of principal, by investing primarily in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments.



DIVERSIFIED INCOME PORTFOLIO -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.



BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 25% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.



UTILITIES PORTFOLIO -- Seeks to provide both capital appreciation and current income.



DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.



VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index.



GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies.



AMERICAN OPPORTUNITIES PORTFOLIO (FORMERLY NAMED AMERICAN VALUE
PORTFOLIO) -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be attractively valued given their above average relative earnings growth potential at that time.



MID-CAP EQUITY PORTFOLIO (FORMERLY NAMED MID-CAP GROWTH PORTFOLIO) -- Seeks long-term capital growth by investing primarily in equity securities of medium sized companies (that is, companies whose equity market capitalization falls within the range of companies comprising the S & P 400 Index).



GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.



DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.



EMERGING MARKETS PORTFOLIO (EFFECTIVE SEPTEMBER 7, 1999, CLOSED TO NEW INVESTMENTS OR TRANSFERS OF EXISTING CONTRACT VALUES). Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. The Emerging Markets Portfolio may invest up to 35% of its total assets in high risk fixed-income securities that are rated below investment grade or are unrated (commonly referred to as "junk bonds"). See the Special Considerations for investments in high yield securities disclosed in the Fund's prospectus.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:



HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities. The Investment Adviser may use futures, swaps and other types of derivatives in managing the Portfolio.



MID CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index (currently $500 million to $6 billion). The Portfolio purchases stocks that typically do not pay dividends. The Investment Adviser analyzes securities to identify stocks that are undervalued, and measures the relative attractiveness of the Portfolio's current holdings against potential purchases.



EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers located in emerging market countries. The Investment Adviser seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, the Investment Adviser seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each county.



EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries. The Investment Adviser seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Investment Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements with a strong shareholder value orientation.



FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and below investment grade securities; and it may use futures, swaps and other types of derivatives in managing the Portfolio.



ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in accordance with country and sector weightings determined by the investment adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad-market indices. The Investment Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Investment Adviser capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries based on three factors: (i) valuation; (ii) fundamental change; and
(iii) short-term market momentum/technicals.



VAN KAMPEN LIFE INVESTMENT TRUST:



STRATEGIC STOCK PORTFOLIO -- Seeks an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objectives by investing in a portfolio of high dividend yielding equity securities of companies included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.



ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.



THE INVESTMENT ADVISERS



Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), a Delaware Corporation, whose address is Two World Trade Center, New York, New York 10048, is the Investment Manager for the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Value Portfolio, the Mid-Cap Equity Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (the "Morgan Stanley Dean Witter Portfolios"). MSDW Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW")



MSDW Advisors provides administrative services, manages the Morgan Stanley Dean Witter Portfolios' business affairs and manages the investment of the Morgan Stanley Dean Witter Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MSDW Advisors has retained Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Dean Witter Portfolios. For its services, the Morgan Stanley Dean Witter Portfolios pay MSDW Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MSDW Advisors and the respective fees of the Morgan Stanley Dean Witter Portfolios.



With regard to the North American Government Securities Portfolio, the Mid-Cap Equity Portfolio and the Emerging Markets Portfolio, TCW Investment Management Company ("TCW"), under a Sub-Advisory Agreement with MSDW Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MSDW Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


With regard to the Growth Portfolio, Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"),* under a Sub-Advisory Agreement with MSDW Advisors, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MSDW Advisors. MSDW Investment Management, like MSDW Advisors, is a wholly-owned subsidiary of MSDW. MSDW Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.



In addition to acting as the Sub-Adviser for the Growth Portfolio, MSDW Investment Management, pursuant to an Investment Advisory Agreement with The Universal Institutional Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio and Active International Allocation Portfolio. As the investment adviser, MSDW Investment Management, provides investment advice and portfolio management services for the Emerging Markets Debt, Emerging Markets Equity and Active International Allocation Portfolios, subject to the supervision of The Universal Institutional Fund's Board of Directors.



The investment adviser for the High Yield Portfolio, Fixed Income Portfolio, and the Mid Cap Value Portfolio is Miller Anderson & Sherrerd, LLP ("MAS"). MAS is a Pennsylvania limited liability partnership founded in 1969 with its principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment advisory services to employee benefit plans, endowment portfolios, foundations and other institutional investors and has served as an investment adviser to several open-end investment companies. MAS is an indirect wholly-owned subsidiary of MSDW.



The Investment Adviser with respect to the Strategic Stock Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $90 billion under management or supervision as of December 31, 1999. Van Kampen Investments Inc.'s more than 50 open-end and 39 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide.


MIXED AND SHARED FUNDING -- Shares of the Portfolios may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Portfolios. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Portfolios' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF PORTFOLIOS -- We reserve the right, subject to any applicable law, to make certain changes to the Portfolios offered under your contract. We may, in our sole discretion, establish new Portfolios. New Portfolios will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Portfolios to additional Payments or transfers from existing Sub-Accounts.


We reserve the right to eliminate the shares of any of the Portfolios for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


* On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------


ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each fund or each Fund family.


PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Portfolios and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns. No yield disclosure for periods prior to the date of the Separate Account will be used without the yield disclosure for periods as of the date of the inception of the Separate Account.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Money Market Fund Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.


We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.


THE FIXED ACCOUNT
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCOUNT OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Account become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Account. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Account on a "first-in first-out" basis. The Fixed Account interest rates may vary from other states.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- Currently, you may enroll in a special pre-authorized transfer program known as our DCA Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Account's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue the interest rate currently in effect for the Fixed Account.


We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.



You may only have one DCA program in place at one time. The Fixed Accumulation and Dollar Cost Averaging Plus Program are not available in Oregon.


THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.


If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our Automatic Additions Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.



If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.


CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Portfolios.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charge, including any Optional Death Benefit Charge.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Some states may have different restrictions.

FIXED ACCOUNT TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Account to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Account, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Account for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Account.


TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:



- By calling us at (860) 862-6668.



- Electronically, when available, by the Internet through our website at http://online.hartfordlife.com



Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.



Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.



We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



Telephone or Internet transfer requests may currently only be cancelled by calling us at (860) 862-6668 before the close of the New York Stock Exchange.



Hartford, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.


POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.

CHARGES AND FEES

There are 6 charges and fees associated with the Contract; and the Optional Death Benefit Charge:

1.  THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.


We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to surrender and how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total premium payments.



The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   6%
-----------------------------------------
         2                   6%
-----------------------------------------
         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   4%
-----------------------------------------
         6                   3%
-----------------------------------------
         7                   2%
-----------------------------------------
     8 or more               0%
-----------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:


- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.


UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. For Contracts purchased on or after September 29, 1997, we will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or
  (c) facility certified as a hospital or long-term care facility; or
  (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 90 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 90th birthday.

- For disabled participants enrolled in a group unallocated, tax qualified retirement plan. With our approval and under certain conditions, participants who become disabled can receive Surrenders free of Contingent Deferred Sales Charge.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g., a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period


- SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.



  After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.


2.  MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value (estimated at .90% for mortality and .35% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

3.  ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

4.  ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of .15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

You should refer to the Trust prospectus for a description of deductions and expenses paid out of the assets of the Trust's portfolios.

5.  PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

6.  CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

Your Contract has a Death Benefit which is equal to the amounts payable under the standard Death Benefit or the Optional Death Benefit. We pay the Death Benefit if the Contract Owner, joint owner or Annuitant, die before we begin to make annuity payments. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds. We calculate the Death Benefit as of the date we receive a certified death certificate or other legal document acceptable to us.

If you do not elect the Optional Death Benefit, the Death Benefit will be the greater of:

- The total Premium Payments you have made to us minus any amounts you have Surrendered;

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

The Maximum Anniversary Value is only calculated until the earlier of the Contract Owner or Annuitant's 81st birthday or death.

You may also elect the Optional Death Benefit Rider for an additional fee. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

If you elect the Optional Death Benefit Rider, the Death Benefit prior to the deceased's date of death or the deceased's 81st birthday, whichever is earlier, will be the greater of:

- The total Premium Payments you have made to us minus any amounts you have Surrendered;

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value

- The Interest Accumulation Value on the date the Optional Death Benefit Rider is added to your contract.

The Interest Accumulation Value prior to the deceased's date of death or 81st birthday, whichever is earlier is equal to:

- Your Contract Value on the date the Optional Death Benefit Rider is added;

- Plus any Premium Payments made after the date the Optional Death Benefit Rider is added;

- Minus any proportional adjustments for any partial Surrenders taken after the Optional Death Benefit Rider was added;

- Compounded daily at an annual rate of 5.0%.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any proportional adjustments for any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit Rider was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit Rider minus any proportional adjustments for any Surrenders from that date.

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds. The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 75 or older. The Optional Death Benefit Rider is not available in Washington.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.


WHAT SHOULD THE BENEFICIARY CONSIDER?



ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.



If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.



SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If you elect the Optional Death Benefit Rider for an additional charge and the Contract continues with the Spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit if the Spouse had elected to receive the Death Benefit. This spousal continuation is available only once for each Contract.


WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant               Joint Contract Owner
                              Contract Owner              is living or deceased       receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant               Designated Beneficiary
                              joint Contract Owner        is living or deceased       receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant               Contract Owner's estate
                              joint Contract Owner and    is living or deceased       receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           Death Benefit is paid to
                              living                      Contingent Annuitant        the Contract Owner and not
                                                                                      the designated
                                                                                      Beneficiary.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.


SURRENDERS


WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS ARE ALLOWED AFTER THE ANNUITY COMMENCEMENT DATE IF YOU ELECT THE PAYMENTS FOR A DESIGNATED PERIOD ANNUITY PAYOUT OPTION, BUT CHECK WITH YOUR TAX ADVISOR BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------
SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.


WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.


ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the 15th day of the month of the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
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28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?


Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make annuity payouts, the annuity payout option cannot be changed.



LIFE ANNUITY


We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.


LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN


We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.


JOINT AND LAST SURVIVOR LIFE ANNUITY


We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.


PAYMENTS FOR A DESIGNATED PERIOD -- We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.


IMPORTANT INFORMATION: YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED THE PAYMENTS FOR A DESIGNATED PERIOD ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120,180 or 240 Monthly Payments Certain Annuity Payout Option with payouts for 120 months.


- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity payout option.


3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return is the investment return used to calculate variable Annuity Payouts. The Assumed Investment Return for your Annuity is 5%. The first Annuity Payout will be based upon a 5% Assumed Investment Return. The remaining Annuity Payouts will fluctuate based on the actual investment results of the Sub-Accounts.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Annuity Payment tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Portfolios. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

AUTOMATIC ADDITIONS PROGRAM -- Automatic Additions is an eletrcnic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET REBALANCER PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.
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30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD")
serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.


Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.


Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.


In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.


LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:


Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: (800) 862-6668 (Contract Owners)
         (800) 862-4397 (Account Executive)


FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.
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C.  TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN
QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the
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32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
    contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.


 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must

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    be made and payments must begin within a year of the Contract Owner's death.


 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.


D.  FEDERAL INCOME TAX WITHHOLDING



Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.


E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.


G.  GENERATION-SKIPPING TRANSFERS



Under certain circumstances, the Internal Revenue Code may impose a "generation-skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION
----------------------------------------------------------------------
DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------
SAFEKEEPING OF ASSETS
----------------------------------------------------------------------
INDEPENDENT PUBLIC ACCOUNTANTS
----------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS
----------------------------------------------------------------------
CALCULATION OF YIELD AND RETURN
----------------------------------------------------------------------
PERFORMANCE COMPARISONS
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.


2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.


Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.


Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.



All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------

amounts under the plan will be subject to the claims of the employer's general creditors.


In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAs -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAs -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAs -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------


APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES



EXAMPLE 1


Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value



If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value



EXAMPLE 2


Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value



If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value


--------------------------------------------------------------------------------

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM


The variable annuity contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:


- Attained age 59 1/2,

- Separated from service,

- Died, or

- Become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.


Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your annuity. Please refer to your Plan.


Please complete the following and return to:


    Hartford Life and Annuity Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085


Name of Contract Owner/Participant:  ___________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No.:  _________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:


    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                       PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            SEPARATE ACCOUNT THREE
                       SELECT DIMENSIONS VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.




Date of Prospectus:  May 1, 2000

Date of Statement of Additional Information:  May 1, 2000

















33-80732

                                TABLE OF CONTENTS


SECTION                                                                    PAGE

DESCRIPTION OF  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY...............

SAFEKEEPING OF ASSETS.....................................................

INDEPENDENT PUBLIC ACCOUNTANTS............................................

DISTRIBUTION OF CONTRACTS.................................................

CALCULATION OF YIELD AND RETURN...........................................

PERFORMANCE COMPARISONS...................................................

FINANCIAL STATEMENTS......................................................

        DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                HARTFORD'S RATINGS

------------------------------------------------------------------------------------------------
Rating Agency                     Effective            Rating            Basis of Rating
                               Date of Rating
------------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.        1/1/99                A+           Financial performance
------------------------------------------------------------------------------------------------
Standard & Poor's                  8/1/99               AA            Insurer financial strength
------------------------------------------------------------------------------------------------
Duff & Phelps                      7/1/99               AA+           Claims paying ability
------------------------------------------------------------------------------------------------

                            SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                        INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                         DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for
variable insurance compensation.   Compensation is generally based on Premium
Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commission paid to HSD in its role as Principal Underwriter has been: 1999: 23,726,655; 1998: $11,655,729; and 1997: $17,944,107. HSD has
retained none of these commissions.

                      CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of a Money Market Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                            365/7
Effective Yield = [(Base Period Return + 1)      ] - 1

A Money Market Sub-Account's yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Sub-Account. The current yield and effective yield reflect recurring charges on the Separate Account level, including the maximum Annual Maintenance Fee.

  YIELD AND EFFECTIVE YIELD FOR THE SEVEN DAY PERIOD ENDING DECEMBER 31, 1999.

-------------------------------------------------------------------------------
SUB-ACCOUNT                         YIELD                    EFFECTIVE YIELD
-------------------------------------------------------------------------------
Money Market                        4.02%                        4.10%
-------------------------------------------------------------------------------

YIELD OF SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where         A = Dividends and interest earned during the period.
              B = Expenses accrued for the period (net of reimbursements).
              C = The average daily number of units outstanding during the period that were entitled to receive dividends.
              D = The maximum offering price per unit on the last day of the period.

        YIELD QUOTATION BASED ON A 30 DAY PERIOD ENDED DECEMBER 31, 1999.

-------------------------------------------------------------------------------
SUB-ACCOUNT                                                   YIELD
-------------------------------------------------------------------------------
North American Government Securities                          3.92%
-------------------------------------------------------------------------------
Diversified Income                                            8.08%
-------------------------------------------------------------------------------
High Yield                                                    8.24%
-------------------------------------------------------------------------------
Fixed Income                                                  5.11%
-------------------------------------------------------------------------------

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

The following are the standardized average annual total return quotations for the Sub-Accounts.

             STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDED
                                DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------------
                              SEPARATE                                                            SINCE INCEPTION
SUB-ACCOUNT                    ACCOUNT           1 YEAR         5 YEAR            10 YEAR           OF SEPARATE
                              INCEPTION                                                               ACCOUNT
                               DATE
-----------------------------------------------------------------------------------------------------------------
Money Market                  11/8/94           -5.68%          0.08%               N/A               -0.20%
-----------------------------------------------------------------------------------------------------------------
North American Government
Securities                    11/8/94           -7.04%         -0.33%               N/A               -0.64%
-----------------------------------------------------------------------------------------------------------------
Diversified Income            11/8/94          -12.20%          0.31%               N/A                0.02%
-----------------------------------------------------------------------------------------------------------------
Balanced Growth               11/8/94           -6.92%          9.79%               N/A                9.26%
-----------------------------------------------------------------------------------------------------------------
Utilities                     11/8/94           32.72%         20.88%               N/A               19.97%
-----------------------------------------------------------------------------------------------------------------
Dividend Growth               11/8/94           -9.87%         17.47%               N/A               16.58%
-----------------------------------------------------------------------------------------------------------------
Value-Added Market            11/8/94            1.59%         14.61%               N/A               13.57%
-----------------------------------------------------------------------------------------------------------------
Growth                        11/8/94           28.16%         17.60%               N/A               16.82%
-----------------------------------------------------------------------------------------------------------------
American Opportunities        11/8/94           44.65%         29.16%               N/A               28.02%
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Equity                1/21/97           80.44%           N/A                N/A               27.88%
-----------------------------------------------------------------------------------------------------------------
Global Equity                 11/8/94           23.27%         11.55%               N/A               10.65%
-----------------------------------------------------------------------------------------------------------------
Developing Growth             11/8/94           80.85%         28.26%               N/A               27.39%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets              11/8/94           71.99%          3.62%               N/A                3.01%
-----------------------------------------------------------------------------------------------------------------
High Yield                     1/2/97           -3.38%           N/A                N/A                2.53%
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Value                  1/2/97            9.44%           N/A                N/A               19.98%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Debt         6/16/97           18.59%           N/A                N/A              -10.31%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Equity       10/1/96           83.97%           N/A                N/A                4.80%
-----------------------------------------------------------------------------------------------------------------
Fixed Income                   1/2/97          -11.99%           N/A                N/A               -0.71%
-----------------------------------------------------------------------------------------------------------------
Active International
Allocation                    9/20/99             N/A            N/A                N/A                8.18%
-----------------------------------------------------------------------------------------------------------------
Strategic Stock               11/3/97          -10.85%           N/A                N/A                0.64%
-----------------------------------------------------------------------------------------------------------------
Enterprise                    6/13/94           15.10%         24.50%               N/A               20.75%
-----------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted and the time periods used to calculate return are based on the inception date of the underlying Funds. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The following are the non-standardized annualized total return quotations for the Sub-Accounts.

NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE OF
                         THE SEPARATE ACCOUNT FOR YEAR ENDED
                                 DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------------
                                FUND                                                                   SINCE
SUB-ACCOUNT                   INCEPTION           1 YEAR         5 YEAR            10 YEAR           INCEPTION OF
                                DATE                                                                    FUND
-----------------------------------------------------------------------------------------------------------------
Money Market                  11/8/94            3.32%          3.80%               N/A                3.80%
-----------------------------------------------------------------------------------------------------------------
North American Government
Securities                    11/8/94            1.96%          3.40%               N/A                3.39%
-----------------------------------------------------------------------------------------------------------------
Diversified Income            11/8/94           -3.20%          3.90%               N/A                3.90%
-----------------------------------------------------------------------------------------------------------------
Balanced Growth               11/8/94            2.08%         12.67%               N/A               12.37%
-----------------------------------------------------------------------------------------------------------------
Utilities                     11/8/94           41.72%         23.53%               N/A               22.89%
-----------------------------------------------------------------------------------------------------------------
Dividend Growth               11/8/94           -0.87%         19.82%               N/A               19.14%
-----------------------------------------------------------------------------------------------------------------
Value-Added Market            11/8/94           10.59%         17.25%               N/A               16.49%
-----------------------------------------------------------------------------------------------------------------
Growth                        11/8/94           37.16%         20.40%               N/A               19.87%
-----------------------------------------------------------------------------------------------------------------
American Opportunities        11/8/94           53.65%         31.51%               N/A               30.60%
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Equity                1/21/97           89.44%           N/A                N/A               31.87%
-----------------------------------------------------------------------------------------------------------------
Global Equity                 11/8/94           32.27%         14.68%               N/A               14.11%
-----------------------------------------------------------------------------------------------------------------
Developing Growth             11/8/94           89.85%         30.64%               N/A               29.98%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets              11/8/94           80.99%          7.55%               N/A                7.40%
-----------------------------------------------------------------------------------------------------------------
High Yield                     1/2/97            5.62%           N/A                N/A                6.92%
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Value                  1/2/97           18.44%           N/A                N/A               23.51%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Debt         6/16/97           27.59%           N/A                N/A               -4.01%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Equity       10/1/96           92.97%           N/A                N/A               10.68%
-----------------------------------------------------------------------------------------------------------------
Fixed Income                   1/2/97           -2.99%           N/A                N/A                3.83%
-----------------------------------------------------------------------------------------------------------------
Active International
Allocation                    9/20/99             N/A            N/A                N/A               17.18%
-----------------------------------------------------------------------------------------------------------------
Strategic Stock               11/3/97           -1.85%           N/A                N/A                6.84%
-----------------------------------------------------------------------------------------------------------------
Enterprise                     4/6/86           24.10%         26.78%             15.95%                N/A
-----------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. Index performance is not representative of the performance of the Sub-Account to which it is compared and is not adjusted for commissions and other costs. Portfolio holdings of the Sub-Account will differ from those of the index to which it is compared. Performance comparison indices include the following:

The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

The Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance. Its performance figures reflect changes of market prices and reinvestment of all distributions.

Lehman Brothers Corporate Bond Index is an unmanaged list of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which a Fund customarily invests. The index does not include bonds in certain of the lower rating classifications in which a Fund may invest. The performance figures of the index reflect changes in market prices and reinvestment of all interest payments.

The Lehman Brothers Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Lehman Brothers Government/Corporate Bond Index (the "SL Government/ Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency. The index does not include bonds in certain of the lower-rating classifications in which a Fund may invest. Its performance figures reflect changes in market prices and reinvestment of all interest payments.

Morgan Stanley Capital International World Index is an unmanaged list of approximately 1,450 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes.
The securities in the index change over time to maintain representativeness.

The NASDAQ-OTC Industrial Average (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of
100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded. Its performance figures reflect changes of market prices but do not reflect reinvestment of cash dividends.

Salomon Brothers Long-Term High-Grade Corporate Bond Index is an unmanaged list of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which a Fund may customarily invest. The index does not include bonds in certain of the lower rating classifications in which a Fund may invest. Performance figures for the index reflect changes of market prices and reinvestment of all distributions.

The Salomon Brothers 7-10 Year Government Bond Index is an unmanaged list of U.S. Government and government agency securities with maturities of 7 to 10 years. Performance figures for the index reflect changes of market prices and reinvestment of all interest payments.

The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") is a market value-weighted and unmanaged index showing changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends.

The Standard & Poor's 40 Utilities Index is unmanaged list of 40 utility stocks. The Index assumes reinvestment of all distributions and reflects changes in market prices but does not take into account brokerage commissions or other fees.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three (Money Market, North American Government Securities, Balanced Growth, Utilities, Dividend Growth, Value-Added Market, Growth, American Opportunities, Global Equity, Developing Growth, Emerging Markets, Diversified Income, Mid-Cap Equity, Strategic Stock, Enterprise, High Yield, Mid-Cap Value, Emerging Markets Debt, Emerging Markets Equity, Active International Allocation, and Fixed Income sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

------------------------------------ SA-1 -------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1999

                                                            NORTH AMERICAN
                                               MONEY          GOVERNMENT
                                               MARKET         SECURITIES
                                            SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Money Market Portfolio
      Shares 123,412,023
      Cost $123,412,023
      Market Value......................    $123,412,023         --
    North American Government Securities
     Portfolio
      Shares 852,351
      Cost $8,618,072
      Market Value......................         --           $8,549,082
    Balanced Growth Portfolio
      Shares 7,736,563
      Cost $108,754,187
      Market Value......................         --              --
    Utilities Portfolio
      Shares 5,816,577
      Cost $90,532,236
      Market Value......................         --              --
    Dividend Growth Portfolio
      Shares 33,214,328
      Cost $576,857,235
      Market Value......................         --              --
    Value-Added Market Portfolio
      Shares 7,830,364
      Cost $112,297,967
      Market Value......................         --              --
    Growth Portfolio
      Shares 3,448,329
      Cost $53,315,696
      Market Value......................         --              --
    American Opportunities Portfolio
      Shares 21,029,679
      Cost $400,724,566
      Market Value......................         --              --
    Global Equity Portfolio
      Shares 7,738,438
      Cost $95,158,830
      Market Value......................         --              --
  Due from Hartford Life and Annuity
   Insurance Company....................         --              --
  Receivable for fund shares sold.......         441,792           1,650
                                            ------------      ----------
  Total Assets..........................     123,853,815       8,550,732
                                            ------------      ----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................         441,749           3,496
  Payable for fund shares purchased.....         --              --
                                            ------------      ----------
  Total Liabilities.....................         441,749           3,496
                                            ------------      ----------
  Net Assets (variable annuity contract
   liabilities).........................    $123,412,066      $8,547,236
                                            ============      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-2 -------------------------------------

                                           BALANCED                                      VALUE-ADDED                    AMERICAN
                                            GROWTH       UTILITIES     DIVIDEND GROWTH      MARKET        GROWTH      OPPORTUNITIES
                                         SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         ------------   ------------   ---------------   ------------   -----------   -------------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Money Market Portfolio
      Shares 123,412,023
      Cost $123,412,023
      Market Value......................      --             --             --                --            --             --
    North American Government Securities
     Portfolio
      Shares 852,351
      Cost $8,618,072
      Market Value......................      --             --             --                --            --             --
    Balanced Growth Portfolio
      Shares 7,736,563
      Cost $108,754,187
      Market Value...................... $113,185,919        --             --                --            --             --
    Utilities Portfolio
      Shares 5,816,577
      Cost $90,532,236
      Market Value......................      --        $152,685,145        --                --            --             --
    Dividend Growth Portfolio
      Shares 33,214,328
      Cost $576,857,235
      Market Value......................      --             --         $661,629,423          --            --             --
    Value-Added Market Portfolio
      Shares 7,830,364
      Cost $112,297,967
      Market Value......................      --             --             --           $160,835,669       --             --
    Growth Portfolio
      Shares 3,448,329
      Cost $53,315,696
      Market Value......................      --             --             --                --        $80,242,606        --
    American Opportunities Portfolio
      Shares 21,029,679
      Cost $400,724,566
      Market Value......................      --             --             --                --            --        $685,567,531
    Global Equity Portfolio
      Shares 7,738,438
      Cost $95,158,830
      Market Value......................      --             --             --                --            --             --
  Due from Hartford Life and Annuity
   Insurance Company....................       79,289        183,819        --                --           148,319         498,199
  Receivable for fund shares sold.......      --             --              156,744          --            --             --
                                         ------------   ------------    ------------     ------------   -----------   ------------
  Total Assets..........................  113,265,208    152,868,964     661,786,167      160,835,669   80,390,925     686,065,730
                                         ------------   ------------    ------------     ------------   -----------   ------------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................      --             --              170,323          --            --             --
  Payable for fund shares purchased.....       78,002        190,294        --                160,778       77,078         498,946
                                         ------------   ------------    ------------     ------------   -----------   ------------
  Total Liabilities.....................       78,002        190,294         170,323          160,778       77,078         498,946
                                         ------------   ------------    ------------     ------------   -----------   ------------
  Net Assets (variable annuity contract
   liabilities)......................... $113,187,206   $152,678,670    $661,615,844     $160,674,891   $80,313,847   $685,566,784
                                         ============   ============    ============     ============   ===========   ============

                                             GLOBAL
                                             EQUITY
                                          SUB-ACCOUNT
                                          ------------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Money Market Portfolio
      Shares 123,412,023
      Cost $123,412,023
      Market Value......................       --
    North American Government Securities
     Portfolio
      Shares 852,351
      Cost $8,618,072
      Market Value......................       --
    Balanced Growth Portfolio
      Shares 7,736,563
      Cost $108,754,187
      Market Value......................       --
    Utilities Portfolio
      Shares 5,816,577
      Cost $90,532,236
      Market Value......................       --
    Dividend Growth Portfolio
      Shares 33,214,328
      Cost $576,857,235
      Market Value......................       --
    Value-Added Market Portfolio
      Shares 7,830,364
      Cost $112,297,967
      Market Value......................       --
    Growth Portfolio
      Shares 3,448,329
      Cost $53,315,696
      Market Value......................       --
    American Opportunities Portfolio
      Shares 21,029,679
      Cost $400,724,566
      Market Value......................       --
    Global Equity Portfolio
      Shares 7,738,438
      Cost $95,158,830
      Market Value......................  $151,905,538
  Due from Hartford Life and Annuity
   Insurance Company....................        77,140
  Receivable for fund shares sold.......       --
                                          ------------
  Total Assets..........................   151,982,678
                                          ------------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................       --
  Payable for fund shares purchased.....        77,131
                                          ------------
  Total Liabilities.....................        77,131
                                          ------------
  Net Assets (variable annuity contract
   liabilities).........................  $151,905,547
                                          ============

------------------------------------ SA-3 -------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                     DEVELOPING      EMERGING      DIVERSIFIED      MID-CAP
                                       GROWTH         MARKETS        INCOME         EQUITY
                                    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                    ------------    -----------    -----------    -----------
ASSETS:
  Investments in the Morgan
   Stanley Dean Witter Select
   Dimensions Investment Series:
    Developing Growth Portfolio
      Shares 3,667,277
      Cost $62,378,527
      Market Value..............    $146,837,761        --             --             --
    Emerging Markets Portfolio
      Shares 1,449,262
      Cost $15,185,950
      Market Value..............         --         $20,999,807        --             --
    Diversified Income Portfolio
      Shares 8,679,482
      Cost $87,923,712
      Market Value..............         --             --         $77,768,156        --
    Mid-Cap Equity Portfolio
      Shares 3,076,269
      Cost $39,902,446
      Market Value..............         --             --             --         $69,708,246
  Investments in Van Kampen Life
   Investment Trust:
    Strategic Stock Portfolio
      Shares 979,146
      Cost $11,650,835
      Market Value..............         --             --             --             --
    Enterprise Portfolio
      Shares 841,363
      Cost $18,511,018
      Market Value..............         --             --             --             --
  Investments in the Morgan
   Stanley Dean Witter Universal
   Funds Inc.:
    High Yield Portfolio
      Shares 2,226,015
      Cost $23,778,925
      Market Value..............         --             --             --             --
    Mid-Cap Value Portfolio
      Shares 1,226,869
      Cost $18,100,377
      Market Value..............         --             --             --             --
    Emerging Markets Debt
     Portfolio
      Shares 139,096
      Cost $982,205
      Market Value..............         --             --             --             --
    Emerging Markets Equity
     Portfolio
      Shares 223,485
      Cost $2,343,009
      Market Value..............         --             --             --             --
    Active International
     Allocation Portfolio
      Shares 48,265
      Cost $522,155
      Market Value..............         --             --             --             --
    Fixed Income Portfolio
      Shares 153,493
      Cost $1,607,669
      Market Value..............         --             --             --             --
  Due from Hartford Life and
   Annuity Insurance Company....          81,524        --             --             165,728
  Receivable for fund shares
   sold.........................         --             42,726         --             --
                                    ------------    -----------    -----------    -----------
  Total Assets..................     146,919,285    21,042,533     77,768,156      69,873,974
                                    ------------    -----------    -----------    -----------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance Company....         --             46,859         63,821         --
  Payable for fund shares
   purchased....................          76,588        --             --             163,007
                                    ------------    -----------    -----------    -----------
  Total Liabilities.............          76,588        46,859         63,821         163,007
                                    ------------    -----------    -----------    -----------
  Net Assets (variable annuity
   contract liabilities)........    $146,842,697    $20,995,674    $77,704,335    $69,710,967
                                    ============    ===========    ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-4 -------------------------------------

                                                                                                             EMERGING
                                                                                 MID-CAP       EMERGING       MARKETS
                                 STRATEGIC STOCK   ENTERPRISE    HIGH YIELD       VALUE      MARKETS DEBT     EQUITY
                                   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                 ---------------   -----------   -----------   -----------   ------------   -----------
ASSETS:
  Investments in the Morgan
   Stanley Dean Witter Select
   Dimensions Investment Series:
    Developing Growth Portfolio
      Shares 3,667,277
      Cost $62,378,527
      Market Value..............      --               --            --            --            --             --
    Emerging Markets Portfolio
      Shares 1,449,262
      Cost $15,185,950
      Market Value..............      --               --            --            --            --             --
    Diversified Income Portfolio
      Shares 8,679,482
      Cost $87,923,712
      Market Value..............      --               --            --            --            --             --
    Mid-Cap Equity Portfolio
      Shares 3,076,269
      Cost $39,902,446
      Market Value..............      --               --            --            --            --             --
  Investments in Van Kampen Life
   Investment Trust:
    Strategic Stock Portfolio
      Shares 979,146
      Cost $11,650,835
      Market Value..............   $11,485,382         --            --            --            --             --
    Enterprise Portfolio
      Shares 841,363
      Cost $18,511,018
      Market Value..............      --           $21,967,977       --            --            --             --
  Investments in the Morgan
   Stanley Dean Witter Universal
   Funds Inc.:
    High Yield Portfolio
      Shares 2,226,015
      Cost $23,778,925
      Market Value..............      --               --        $22,794,394       --            --             --
    Mid-Cap Value Portfolio
      Shares 1,226,869
      Cost $18,100,377
      Market Value..............      --               --            --        $19,163,699       --             --
    Emerging Markets Debt
     Portfolio
      Shares 139,096
      Cost $982,205
      Market Value..............      --               --            --            --          $961,150         --
    Emerging Markets Equity
     Portfolio
      Shares 223,485
      Cost $2,343,009
      Market Value..............      --               --            --            --            --         $3,093,291
    Active International
     Allocation Portfolio
      Shares 48,265
      Cost $522,155
      Market Value..............      --               --            --            --            --             --
    Fixed Income Portfolio
      Shares 153,493
      Cost $1,607,669
      Market Value..............      --               --            --            --            --             --
  Due from Hartford Life and
   Annuity Insurance Company....         9,671         16,126        14,887        16,996        --             50,258
  Receivable for fund shares
   sold.........................      --               --            --            --            --             --
                                   -----------     -----------   -----------   -----------     --------     ----------
  Total Assets..................    11,495,053     21,984,103    22,809,281    19,180,695       961,150      3,143,549
                                   -----------     -----------   -----------   -----------     --------     ----------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance Company....      --               --            --            --                30         --
  Payable for fund shares
   purchased....................         9,492         16,546        14,866        16,764        --             50,258
                                   -----------     -----------   -----------   -----------     --------     ----------
  Total Liabilities.............         9,492         16,546        14,866        16,764            30         50,258
                                   -----------     -----------   -----------   -----------     --------     ----------
  Net Assets (variable annuity
   contract liabilities)........   $11,485,561     $21,967,557   $22,794,415   $19,163,931     $961,120     $3,093,291
                                   ===========     ===========   ===========   ===========     ========     ==========

                                     ACTIVE
                                  INTERNATIONAL
                                   ALLOCATION     FIXED INCOME
                                   SUB-ACCOUNT    SUB-ACCOUNT
                                  -------------   ------------
ASSETS:
  Investments in the Morgan
   Stanley Dean Witter Select
   Dimensions Investment Series:
    Developing Growth Portfolio
      Shares 3,667,277
      Cost $62,378,527
      Market Value..............      --              --
    Emerging Markets Portfolio
      Shares 1,449,262
      Cost $15,185,950
      Market Value..............      --              --
    Diversified Income Portfolio
      Shares 8,679,482
      Cost $87,923,712
      Market Value..............      --              --
    Mid-Cap Equity Portfolio
      Shares 3,076,269
      Cost $39,902,446
      Market Value..............      --              --
  Investments in Van Kampen Life
   Investment Trust:
    Strategic Stock Portfolio
      Shares 979,146
      Cost $11,650,835
      Market Value..............      --              --
    Enterprise Portfolio
      Shares 841,363
      Cost $18,511,018
      Market Value..............      --              --
  Investments in the Morgan
   Stanley Dean Witter Universal
   Funds Inc.:
    High Yield Portfolio
      Shares 2,226,015
      Cost $23,778,925
      Market Value..............      --              --
    Mid-Cap Value Portfolio
      Shares 1,226,869
      Cost $18,100,377
      Market Value..............      --              --
    Emerging Markets Debt
     Portfolio
      Shares 139,096
      Cost $982,205
      Market Value..............      --              --
    Emerging Markets Equity
     Portfolio
      Shares 223,485
      Cost $2,343,009
      Market Value..............      --              --
    Active International
     Allocation Portfolio
      Shares 48,265
      Cost $522,155
      Market Value..............    $566,062          --
    Fixed Income Portfolio
      Shares 153,493
      Cost $1,607,669
      Market Value..............      --           $1,542,603
  Due from Hartford Life and
   Annuity Insurance Company....      46,958          --
  Receivable for fund shares
   sold.........................      --              --
                                    --------       ----------
  Total Assets..................     613,020        1,542,603
                                    --------       ----------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance Company....      --                   62
  Payable for fund shares
   purchased....................      46,959          --
                                    --------       ----------
  Total Liabilities.............      46,959               62
                                    --------       ----------
  Net Assets (variable annuity
   contract liabilities)........    $566,061       $1,542,541
                                    ========       ==========

------------------------------------ SA-5 -------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Money Market Portfolio 1.25%.....    9,489,283   $12.117281  $  114,984,311
  Money Market Portfolio 1.5%......      568,587    10.439293       5,935,646
  Money Market Portfolio 1.65%.....       12,251    10.435390         127,842
  Money Market Portfolio 1.4%......      178,918    12.105339       2,165,869
  North American Government
   Securities Portfolio 1.25%......      684,246    11.870066       8,122,043
  North American Government
   Securities Portfolio 1.5%.......       32,272    10.243966         330,591
  North American Government
   Securities Portfolio 1.4%.......        6,003    11.858359          71,190
  Balanced Growth Portfolio
   1.25%...........................    5,961,358    18.230000     108,675,549
  Balanced Growth Portfolio 1.5%...      198,439    10.996556       2,182,142
  Balanced Growth Portfolio
   1.65%...........................        1,633    10.992443          17,953
  Balanced Growth Portfolio 1.4%...      122,192    18.211833       2,225,336
  Utilities Portfolio 1.25%........    5,029,716    28.898536     145,351,426
  Utilities Portfolio 1.5%.........      207,872    15.922989       3,309,952
  Utilities Portfolio 1.65%........        8,195    15.917054         130,435
  Utilities Portfolio 1.4%.........      126,230    28.869918       3,644,255
  Dividend Growth Portfolio
   1.25%...........................   26,039,033    24.630777     641,361,625
  Dividend Growth Portfolio 1.5%...      848,002    10.750975       9,116,844
  Dividend Growth Portfolio
   1.65%...........................       10,463    10.746952         112,442
  Dividend Growth Portfolio 1.4%...      413,699    24.606272      10,179,601
  Value-Added Market Portfolio
   1.25%...........................    7,132,645    21.944514     156,522,435
  Value-Added Market Portfolio
   1.5%............................      103,156    11.871109       1,224,574
  Value-Added Market Portfolio
   1.65%...........................        1,282    11.866668          15,211
  Value-Added Market Portfolio
   1.4%............................      122,524    21.922750       2,686,061
  Growth Portfolio 1.25%...........    3,011,788    25.416166      76,548,092
  Growth Portfolio 1.5%............       78,900    14.820183       1,169,309
  Growth Portfolio 1.65%...........        5,670    14.814660          83,995
  Growth Portfolio 1.4%............       97,233    25.390936       2,468,842
  American Opportunities Portfolio
   1.25%...........................   16,616,077    39.531912     656,865,283
  American Opportunities Portfolio
   1.5%............................      699,793    17.103552      11,968,952
  American Opportunities Portfolio
   1.65%...........................       21,026    17.097183         359,489
  American Opportunities Portfolio
   1.4%............................      392,159    39.492620      15,487,381
  Global Equity Portfolio 1.25%....    7,432,248    19.732589     146,657,488
  Global Equity Portfolio 1.5%.....      170,755    13.820388       2,359,902
  Global Equity Portfolio 1.65%....        7,150    13.815234          98,774
  Global Equity Portfolio 1.4%.....      132,454    19.713070       2,611,070
  Developing Growth Portfolio
   1.25%...........................    3,699,371    38.573629     142,698,182
  Developing Growth Portfolio
   1.5%............................       65,181    20.576241       1,341,190
  Developing Growth Portfolio
   1.65%...........................        7,066    20.568597         145,343
  Developing Growth Portfolio
   1.4%............................       61,802    38.535362       2,381,578
  Emerging Markets Portfolio
   1.25%...........................    1,421,047    14.444234      20,525,934
  Emerging Markets Portfolio
   1.5%............................        7,816    16.578521         129,575
  Emerging Markets Portfolio
   1.4%............................       16,107    14.429938         232,425
  Diversified Income Portfolio
   1.25%...........................    6,139,351    12.174809      74,745,421
  Diversified Income Portfolio
   1.5%............................      234,256     9.635306       2,257,129
  Diversified Income Portfolio
   1.65%...........................        1,036     9.631697           9,978
  Diversified Income Portfolio
   1.4%............................       54,554    12.162658         663,522
  Mid-Cap Equity Portfolio 1.25%...    2,887,266    22.567847      65,159,378

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-6 -------------------------------------

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
Mid-Cap Equity Portfolio 1.5%......       93,418   $19.825174  $    1,852,024
Mid-Cap Equity Portfolio 1.65%.....       13,522    19.817812         267,976
Mid-Cap Equity Portfolio 1.4%......      107,853    22.545394       2,431,589
Strategic Stock Portfolio 1.25%....    1,046,841    10.093336      10,566,113
Strategic Stock Portfolio 1.5%.....       39,996    10.445212         417,767
Strategic Stock Portfolio 1.65%....        1,945    10.441396          20,309
Strategic Stock Portfolio 1.4%.....       47,740    10.083303         481,372
Enterprise Portfolio 1.25%.........    1,421,039    13.219240      18,785,060
Enterprise Portfolio 1.5%..........       85,535    13.818024       1,181,918
Enterprise Portfolio 1.4%..........      148,965    13.206158       1,967,250
Enterprise Portfolio 1.65%.........        2,413    13.812991          33,329
High Yield Portfolio 1.25%.........    1,926,264    10.554381      20,330,522
High Yield Portfolio 1.4%..........       71,139    10.543954         750,083
High Yield Portfolio 1.5%..........      162,726    10.531861       1,713,810
Mid-Cap Value Portfolio 1.25%......    1,322,605    11.977275      15,841,201
Mid-Cap Value Portfolio 1.65%......        1,528    13.230525          20,217
Mid-Cap Value Portfolio 1.4%.......      128,705    11.965487       1,540,020
Mid-Cap Value Portfolio 1.5%.......      133,166    13.235353       1,762,493
Emerging Markets Debt Portfolio
 1.25%.............................       78,118     8.615091         672,996
Emerging Markets Debt Portfolio
 1.5%..............................       13,695    10.679132         146,251
Emerging Markets Debt Portfolio
 1.4%..............................       15,204     8.606516         130,852
Emerging Markets Debt Portfolio
 1.65%.............................        1,032    10.675235          11,021
Emerging Markets Equity Portfolio
 1.25%.............................      170,056    14.353528       2,440,907
Emerging Markets Equity Portfolio
 1.65%.............................        2,492    14.339621          35,737
Emerging Markets Equity Portfolio
 1.5%..............................       10,403    14.342270         149,200
Emerging Markets Equity Portfolio
 1.4%..............................       32,582    14.346777         467,447
Active International Allocation
 Portfolio 1.25%...................       36,203    11.718265         424,236
Active International Allocation
 Portfolio 1.5%....................        3,092    11.710114          36,210
Active International Allocation
 Portfolio 1.4%....................        9,017    11.713372         105,615
Fixed Income Portfolio 1.25%.......      109,324    10.065310       1,100,377
Fixed Income Portfolio 1.5%........       11,984    10.057387         120,530
Fixed Income Portfolio 1.4%........       31,970    10.060554         321,634
                                                               --------------
SUB-TOTAL..........................                             2,531,587,631
                                                               --------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Money Market Portfolio...........       16,373    12.117281         198,398
  North American Government
   Securities Portfolio............        1,972    11.870066          23,412
  Balanced Growth Portfolio........        4,730    18.230000          86,226
  Utilities Portfolio..............        8,395    28.898536         242,602
  Dividend Growth Portfolio........       34,320    24.630777         845,332
  Value-Added Market Portfolio.....       10,326    21.944514         226,610
  Growth Portfolio.................        1,716    25.416166          43,609
  American Opportunities
   Portfolio.......................       22,404    39.531912         885,679
  Global Equity Portfolio..........        9,036    19.732589         178,313
  Developing Growth Portfolio......        7,166    38.573629         276,404
  Emerging Markets Portfolio.......        7,459    14.444234         107,740
  Diversified Income Portfolio.....        2,323    12.174809          28,285
                                                               --------------
  SUB-TOTAL........................                                 3,142,610
                                                               --------------
GRAND TOTAL:.......................                            $2,534,730,241
                                                               ==============

------------------------------------ SA-7 -------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                     NORTH AMERICAN
                                                    MONEY              GOVERNMENT
                                                   MARKET              SECURITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                 -----------         --------------
INVESTMENT INCOME:
  Dividends..................................    $ 5,523,647           $ 391,465
EXPENSES:
  Mortality and expense undertakings.........     (1,488,588)           (109,310)
                                                 -----------           ---------
    Net investment income (loss).............      4,035,059             282,155
                                                 -----------           ---------
CAPITAL GAINS INCOME.........................        --                  --
                                                 -----------           ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions..............................        --                   (2,295)
  Net unrealized (depreciation) appreciation
   of investments during the period..........        --                  (98,426)
                                                 -----------           ---------
    Net (loss) gain on investments...........        --                 (100,721)
                                                 -----------           ---------
    Net increase (decrease) in net assets
     resulting from operations...............    $ 4,035,059           $ 181,434
                                                 ===========           =========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-8 -------------------------------------

                                                BALANCED                                     VALUE-ADDED
                                                 GROWTH       UTILITIES    DIVIDEND GROWTH     MARKET        GROWTH
                                              SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                              ------------   -----------   ---------------   -----------   -----------
INVESTMENT INCOME:
  Dividends.................................. $  3,309,619   $ 1,677,499    $ 12,763,908     $ 1,694,354   $     3,451
EXPENSES:
  Mortality and expense undertakings.........   (1,365,537)   (1,320,691)     (8,729,052)     (1,934,373)     (708,134)
                                              ------------   -----------    ------------     -----------   -----------
    Net investment income (loss).............    1,944,082       356,808       4,034,856        (240,019)     (704,683)
                                              ------------   -----------    ------------     -----------   -----------
CAPITAL GAINS INCOME.........................   12,263,090       719,571      61,332,549       5,499,038     4,191,496
                                              ------------   -----------    ------------     -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions..............................      (73,288)       19,860      (2,732,578)        275,018       164,575
  Net unrealized (depreciation) appreciation
   of investments during the period..........  (12,320,805)   40,186,992     (70,396,747)      9,944,964    16,049,317
                                              ------------   -----------    ------------     -----------   -----------
    Net (loss) gain on investments...........  (12,394,093)   40,206,852     (73,129,325)     10,219,982    16,213,892
                                              ------------   -----------    ------------     -----------   -----------
    Net increase (decrease) in net assets
     resulting from operations............... $  1,813,079   $41,283,231    $ (7,761,920)    $15,479,001   $19,700,705
                                              ============   ===========    ============     ===========   ===========

                                                 AMERICAN        GLOBAL
                                               OPPORTUNITIES     EQUITY
                                               SUB-ACCOUNT*    SUB-ACCOUNT
                                               -------------   -----------
INVESTMENT INCOME:
  Dividends..................................  $  1,449,748    $   433,055
EXPENSES:
  Mortality and expense undertakings.........    (5,636,258)    (1,486,761)
                                               ------------    -----------
    Net investment income (loss).............    (4,186,510)    (1,053,706)
                                               ------------    -----------
CAPITAL GAINS INCOME.........................    40,966,154        --
                                               ------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions..............................      (200,293)       105,344
  Net unrealized (depreciation) appreciation
   of investments during the period..........   185,622,773     37,067,653
                                               ------------    -----------
    Net (loss) gain on investments...........   185,422,480     37,172,997
                                               ------------    -----------
    Net increase (decrease) in net assets
     resulting from operations...............  $222,202,124    $36,119,291
                                               ============    ===========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

------------------------------------ SA-9 -------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                      DEVELOPING      EMERGING      DIVERSIFIED       MID-CAP
                                                        GROWTH         MARKETS        INCOME           EQUITY
                                                      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT***
                                                      -----------    -----------    -----------    --------------
INVESTMENT INCOME:
  Dividends.......................................    $    48,080    $   26,969     $ 6,753,074     $   154,413
EXPENSES:
  Mortality and expense undertakings..............     (1,106,088)     (192,804)     (1,009,251)       (409,231)
                                                      -----------    ----------     -----------     -----------
    Net investment (loss) income..................     (1,058,008)     (165,835)      5,743,823        (254,818)
                                                      -----------    ----------     -----------     -----------
CAPITAL GAINS INCOME..............................        --             --             --              --
                                                      -----------    ----------     -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized gain (loss) on security
   transactions...................................      1,312,196      (203,975)        (39,961)        103,985
  Net unrealized appreciation (depreciation) of
   investments during the period..................     66,388,520     9,904,528      (8,188,376)     27,634,475
                                                      -----------    ----------     -----------     -----------
    Net gain (loss) on investments................     67,700,716     9,700,553      (8,228,337)     27,738,460
                                                      -----------    ----------     -----------     -----------
    Net increase (decrease) in net assets
     resulting from operations....................    $66,642,708    $9,534,718     $(2,484,514)    $27,483,642
                                                      ===========    ==========     ===========     ===========

  *  From inception, September 7, 1999, to December 31, 1999.
 **  From inception, September 20, 1999, to December 31, 1999.
***  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-10 -------------------------------------

                                                                                                   MID-CAP       EMERGING
                                                   STRATEGIC STOCK   ENTERPRISE    HIGH YIELD       VALUE      MARKETS DEBT
                                                     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                   ---------------   -----------   -----------   -----------   ------------
INVESTMENT INCOME:
  Dividends.......................................    $  72,628      $   24,469    $1,710,348    $   27,823      $113,374
EXPENSES:
  Mortality and expense undertakings..............     (117,755)       (142,466)     (225,656)     (162,785)       (6,990)
                                                      ---------      ----------    ----------    ----------      --------
    Net investment (loss) income..................      (45,127)       (117,997)    1,484,692      (134,962)      106,384
                                                      ---------      ----------    ----------    ----------      --------
CAPITAL GAINS INCOME..............................       19,014         576,428        --         2,170,992        --
                                                      ---------      ----------    ----------    ----------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized gain (loss) on security
   transactions...................................       (1,919)          4,371         3,214        23,187           867
  Net unrealized appreciation (depreciation) of
   investments during the period..................     (445,298)      2,973,314      (563,346)      629,983        46,701
                                                      ---------      ----------    ----------    ----------      --------
    Net gain (loss) on investments................     (447,217)      2,977,685      (560,132)      653,170        47,568
                                                      ---------      ----------    ----------    ----------      --------
    Net increase (decrease) in net assets
     resulting from operations....................    $(473,330)     $3,436,116    $  924,560    $2,689,200      $153,952
                                                      =========      ==========    ==========    ==========      ========

                                                      EMERGING        ACTIVE
                                                      MARKETS      INTERNATIONAL
                                                       EQUITY       ALLOCATION     FIXED INCOME
                                                    SUB-ACCOUNT*   SUB-ACCOUNT**   SUB-ACCOUNT*
                                                    ------------   -------------   ------------
INVESTMENT INCOME:
  Dividends.......................................    $ --            $   848        $ 65,663
EXPENSES:
  Mortality and expense undertakings..............      (5,722)          (782)         (4,582)
                                                      --------        -------        --------
    Net investment (loss) income..................      (5,722)            66          61,081
                                                      --------        -------        --------
CAPITAL GAINS INCOME..............................      --             --              --
                                                      --------        -------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized gain (loss) on security
   transactions...................................       4,110            499           5,167
  Net unrealized appreciation (depreciation) of
   investments during the period..................     750,282         43,907         (65,066)
                                                      --------        -------        --------
    Net gain (loss) on investments................     754,392         44,406         (59,899)
                                                      --------        -------        --------
    Net increase (decrease) in net assets
     resulting from operations....................    $748,670        $44,472        $  1,182
                                                      ========        =======        ========

  *  From inception, September 7, 1999, to December 31, 1999.
 **  From inception, September 20, 1999, to December 31, 1999.
***  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

------------------------------------ SA-11 -------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                               NORTH AMERICAN
                                            MONEY MARKET    GOVERMENT SECURITIES
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                            ------------    --------------------
OPERATIONS:
  Net investment income (loss)..........    $ 4,035,059          $  282,155
  Capital gains income..................        --                --
  Net realized (loss) gain on security
   transactions.........................        --                   (2,295)
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................        --                  (98,426)
                                            ------------         ----------
  Net increase (decrease) in net assets
   resulting from operations............      4,035,059             181,434
                                            ------------         ----------
UNIT TRANSACTIONS:
  Purchases.............................     23,817,068             563,929
  Net transfers.........................     15,198,089             928,086
  Surrenders for benefit payments and
   fees.................................    (28,455,931)           (661,447)
  Net annuity transactions..............         66,438              (6,541)
                                            ------------         ----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     10,625,664             824,027
                                            ------------         ----------
  Total increase in net assets..........     14,660,723           1,005,461
NET ASSETS:
  Beginning of period...................    108,751,343           7,541,775
                                            ------------         ----------
  End of period.........................    $123,412,066         $8,547,236
                                            ============         ==========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                               NORTH AMERICAN
                                            MONEY MARKET    GOVERMENT SECURITIES
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                            ------------    --------------------
OPERATIONS:
  Net investment income (loss)..........    $ 3,234,850          $  165,577
  Capital gains income..................        --                --
  Net realized gain (loss) on security
   transactions.........................        --                      558
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................        --                  (10,221)
                                            ------------         ----------
  Net increase in net assets resulting
   from operations......................      3,234,850             155,914
                                            ------------         ----------
UNIT TRANSACTIONS:
  Purchases.............................     26,624,283           1,435,170
  Net transfers.........................     22,818,051           1,932,564
  Surrenders for benefit payments and
   fees.................................    (18,966,767)           (689,182)
  Net annuity transactions..............        122,565              28,537
                                            ------------         ----------
  Net increase in net assets resulting
   from unit transactions...............     30,598,132           2,707,089
                                            ------------         ----------
  Total increase in net assets..........     33,832,982           2,863,003
NET ASSETS:
  Beginning of period...................     74,918,361           4,678,772
                                            ------------         ----------
  End of period.........................    $108,751,343         $7,541,775
                                            ============         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-12 -------------------------------------

                                           BALANCED                                      VALUE-ADDED                    AMERICAN
                                            GROWTH       UTILITIES     DIVIDEND GROWTH      MARKET        GROWTH      OPPORTUNITIES
                                         SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*
                                         ------------   ------------   ---------------   ------------   -----------   -------------
OPERATIONS:
  Net investment income (loss).......... $  1,944,082   $    356,808    $  4,034,856     $   (240,019)  $  (704,683)  $ (4,186,510)
  Capital gains income..................   12,263,090        719,571      61,332,549        5,499,038     4,191,496     40,966,154
  Net realized (loss) gain on security
   transactions.........................      (73,288)        19,860      (2,732,578)         275,018       164,575       (200,293)
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................  (12,320,805)    40,186,992     (70,396,747)       9,944,964    16,049,317    185,622,773
                                         ------------   ------------    ------------     ------------   -----------   ------------
  Net increase (decrease) in net assets
   resulting from operations............    1,813,079     41,283,231      (7,761,920)      15,479,001    19,700,705    222,202,124
                                         ------------   ------------    ------------     ------------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases.............................    8,636,011     11,974,424      47,158,874        8,568,182     6,335,812     49,350,136
  Net transfers.........................   16,333,341     28,022,803      42,003,115          (84,774)   11,373,024    112,929,991
  Surrenders for benefit payments and
   fees.................................   (8,597,616)    (8,175,407)    (62,420,672)     (10,796,247)   (4,922,308)   (32,300,071)
  Net annuity transactions..............       40,306        170,763         484,672          165,381        24,763        592,185
                                         ------------   ------------    ------------     ------------   -----------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....   16,412,042     31,992,583      27,225,989       (2,147,458)   12,811,291    130,572,241
                                         ------------   ------------    ------------     ------------   -----------   ------------
  Total increase in net assets..........   18,225,121     73,275,814      19,464,069       13,331,543    32,511,996    352,774,365
NET ASSETS:
  Beginning of period...................   94,962,085     79,402,856     642,151,775      147,343,348    47,801,851    332,792,419
                                         ------------   ------------    ------------     ------------   -----------   ------------
  End of period......................... $113,187,206   $152,678,670    $661,615,844     $160,674,891   $80,313,847   $685,566,784
                                         ============   ============    ============     ============   ===========   ============

                                             GLOBAL
                                             EQUITY
                                          SUB-ACCOUNT
                                          ------------
OPERATIONS:
  Net investment income (loss)..........  $ (1,053,706)
  Capital gains income..................       --
  Net realized (loss) gain on security
   transactions.........................       105,344
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................    37,067,653
                                          ------------
  Net increase (decrease) in net assets
   resulting from operations............    36,119,291
                                          ------------
UNIT TRANSACTIONS:
  Purchases.............................     8,046,187
  Net transfers.........................     7,428,110
  Surrenders for benefit payments and
   fees.................................    (8,976,935)
  Net annuity transactions..............       152,229
                                          ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     6,649,591
                                          ------------
  Total increase in net assets..........    42,768,882
NET ASSETS:
  Beginning of period...................   109,136,665
                                          ------------
  End of period.........................  $151,905,547
                                          ============

                                          BALANCED                                     VALUE-ADDED                    AMERICAN
                                           GROWTH       UTILITIES    DIVIDEND GROWTH      MARKET        GROWTH      OPPORTUNITIES
                                         SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*
                                         -----------   -----------   ---------------   ------------   -----------   -------------
OPERATIONS:
  Net investment income (loss).......... $ 1,054,616   $   448,142    $  2,575,707     $   (279,408)  $  (588,893)  $ (1,870,856)
  Capital gains income..................   1,697,873       657,872      23,297,871        1,970,707     1,177,870     22,283,610
  Net realized gain (loss) on security
   transactions.........................     (35,053)       (5,860)       (116,773)        (165,573)      (47,737)      (129,194)
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................   6,624,190    10,977,754      63,796,492       11,736,937     4,134,094     47,944,751
                                         -----------   -----------    ------------     ------------   -----------   ------------
  Net increase in net assets resulting
   from operations......................   9,341,626    12,077,908      89,553,297       13,262,663     4,675,334     68,228,311
                                         -----------   -----------    ------------     ------------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases.............................   9,515,720    10,420,385      61,282,019       11,743,594     5,811,059     31,893,265
  Net transfers.........................  14,734,535    12,899,339      59,525,570        7,479,605     2,982,317     38,226,729
  Surrenders for benefit payments and
   fees.................................  (3,951,159)   (4,262,502)    (32,837,181)      (5,597,839)   (2,297,690)   (14,448,089)
  Net annuity transactions..............      15,874        (2,553)        271,624           12,632        (1,811)        18,420
                                         -----------   -----------    ------------     ------------   -----------   ------------
  Net increase in net assets resulting
   from unit transactions...............  20,314,970    19,054,669      88,242,032       13,637,992     6,493,875     55,690,325
                                         -----------   -----------    ------------     ------------   -----------   ------------
  Total increase in net assets..........  29,656,596    31,132,577     177,795,329       26,900,655    11,169,209    123,918,636
NET ASSETS:
  Beginning of period...................  65,305,489    48,270,279     464,356,446      120,442,693    36,632,642    208,873,783
                                         -----------   -----------    ------------     ------------   -----------   ------------
  End of period......................... $94,962,085   $79,402,856    $642,151,775     $147,343,348   $47,801,851   $332,792,419
                                         ===========   ===========    ============     ============   ===========   ============

                                             GLOBAL
                                             EQUITY
                                          SUB-ACCOUNT
                                          ------------
OPERATIONS:
  Net investment income (loss)..........  $    (91,170)
  Capital gains income..................       368,656
  Net realized gain (loss) on security
   transactions.........................      (522,068)
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................    11,960,357
                                          ------------
  Net increase in net assets resulting
   from operations......................    11,715,775
                                          ------------
UNIT TRANSACTIONS:
  Purchases.............................     8,280,760
  Net transfers.........................     5,278,620
  Surrenders for benefit payments and
   fees.................................    (5,716,942)
  Net annuity transactions..............          (440)
                                          ------------
  Net increase in net assets resulting
   from unit transactions...............     7,841,998
                                          ------------
  Total increase in net assets..........    19,557,773
NET ASSETS:
  Beginning of period...................    89,578,892
                                          ------------
  End of period.........................  $109,136,665
                                          ============

------------------------------------ SA-13 -------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                             DEVELOPING      EMERGING      DIVERSIFIED        MID-CAP
                                               GROWTH         MARKETS        INCOME           EQUITY
                                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT****
                                            ------------    -----------    -----------    ---------------
OPERATIONS:
  Net investment (loss) income..........    $ (1,058,008)   $  (165,835)   $ 5,743,823      $  (254,818)
  Capital gains income..................         --             --             --              --
  Net realized gain (loss) on security
   transactions.........................       1,312,196       (203,975)       (39,961)         103,985
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................      66,388,520      9,904,528     (8,188,376)      27,634,475
                                            ------------    -----------    -----------      -----------
  Net increase (decrease) in net assets
   resulting from operations............      66,642,708      9,534,718     (2,484,514)      27,483,642
                                            ------------    -----------    -----------      -----------
UNIT TRANSACTIONS:
  Purchases.............................       5,143,087        798,422      4,716,433        5,404,680
  Net transfers.........................       7,894,645       (219,128)     1,271,481       14,052,003
  Surrenders for benefit payments and
   fees.................................      (7,509,093)    (1,275,935)    (6,571,543)      (1,960,056)
  Net annuity transactions..............         192,035         67,560          9,251         --
                                            ------------    -----------    -----------      -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....       5,720,674       (629,081)      (574,378)      17,496,627
                                            ------------    -----------    -----------      -----------
  Total increase (decrease) in net
   assets...............................      72,363,382      8,905,637     (3,058,892)      44,980,269
NET ASSETS:
  Beginning of period...................      74,479,315     12,090,037     80,763,227       24,730,698
                                            ------------    -----------    -----------      -----------
  End of period.........................    $146,842,697    $20,995,674    $77,704,335      $69,710,967
                                            ============    ===========    ===========      ===========

 **  From inception, September 7, 1999, to December 31, 1999.
***  From inception, September 20, 1999, to December 31, 1999.
**** Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                             DEVELOPING       EMERGING      DIVERSIFIED         MID-CAP
                                               GROWTH         MARKETS          INCOME           EQUITY
                                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT****
                                            ------------    ------------    ------------    ---------------
OPERATIONS:
  Net investment (loss) income..........    $  (862,789)    $   (25,420)    $ 4,075,834       $  (163,766)
  Capital gains income..................        110,206          44,837          85,594           198,842
  Net realized (loss) gain on security
   transactions.........................       (327,553)     (1,361,056)            548          (166,311)
  Net unrealized appreciation
   (depreciation) of investments during
   the
   period...............................      5,740,263      (4,702,323)     (2,456,320)          790,477
                                            -----------     -----------     -----------       -----------
  Net increase (decrease) in net assets
   resulting from operations............      4,660,127      (6,043,962)      1,705,656           659,242
                                            -----------     -----------     -----------       -----------
UNIT TRANSACTIONS:
  Purchases.............................      4,110,151         726,460       8,572,861         4,768,336
  Net transfers.........................     (5,495,094)     (3,374,149)     21,054,049         2,911,337
  Surrenders for benefit payments and
   fees.................................     (4,440,843)     (1,031,340)     (5,684,565)         (810,632)
  Net annuity transactions..............         (3,733)         (3,230)          6,816          --
                                            -----------     -----------     -----------       -----------
  Net (decrease) increase in net assets
   resulting from unit transactions.....     (5,829,519)     (3,682,259)     23,949,161         6,869,041
                                            -----------     -----------     -----------       -----------
  Total (decrease) increase in net
   assets...............................     (1,169,392)     (9,726,221)     25,654,817         7,528,283
NET ASSETS:
  Beginning of period...................     75,648,707      21,816,258      55,108,410        17,202,415
                                            -----------     -----------     -----------       -----------
  End of period.........................    $74,479,315     $12,090,037     $80,763,227       $24,730,698
                                            ===========     ===========     ===========       ===========

  *  From inception, April 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-14 -------------------------------------

                                                                                           MID-CAP        EMERGING
                                         STRATEGIC STOCK    ENTERPRISE     HIGH YIELD       VALUE       MARKETS DEBT
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         ---------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment (loss) income..........   $   (45,127)    $  (117,997)   $ 1,484,692    $  (134,962)     $106,384
  Capital gains income..................        19,014         576,428        --           2,170,992        --
  Net realized gain (loss) on security
   transactions.........................        (1,919)          4,371          3,214         23,187           867
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................      (445,298)      2,973,314       (563,346)       629,983        46,701
                                           -----------     -----------    -----------    -----------      --------
  Net increase (decrease) in net assets
   resulting from operations............      (473,330)      3,436,116        924,560      2,689,200       153,952
                                           -----------     -----------    -----------    -----------      --------
UNIT TRANSACTIONS:
  Purchases.............................     2,332,280       5,182,021      4,749,557      3,567,981       294,224
  Net transfers.........................     4,383,997      10,043,099      8,661,074      5,842,947       284,171
  Surrenders for benefit payments and
   fees.................................      (299,166)     (1,024,385)    (1,647,709)      (355,169)      (31,896)
  Net annuity transactions..............      --               --             --             --             --
                                           -----------     -----------    -----------    -----------      --------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     6,417,111      14,200,735     11,762,922      9,055,759       546,499
                                           -----------     -----------    -----------    -----------      --------
  Total increase (decrease) in net
   assets...............................     5,943,781      17,636,851     12,687,482     11,744,959       700,451
NET ASSETS:
  Beginning of period...................     5,541,780       4,330,706     10,106,933      7,418,972       260,669
                                           -----------     -----------    -----------    -----------      --------
  End of period.........................   $11,485,561     $21,967,557    $22,794,415    $19,163,931      $961,120
                                           ===========     ===========    ===========    ===========      ========

                                            EMERGING          ACTIVE
                                             MARKETS      INTERNATIONAL        FIXED
                                             EQUITY         ALLOCATION        INCOME
                                          SUB-ACCOUNT**   SUB-ACCOUNT***   SUB-ACCOUNT**
                                          -------------   --------------   -------------
OPERATIONS:
  Net investment (loss) income..........    $   (5,722)      $     66       $   61,081
  Capital gains income..................       --             --               --
  Net realized gain (loss) on security
   transactions.........................         4,110            499            5,167
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       750,282         43,907          (65,066)
                                            ----------       --------       ----------
  Net increase (decrease) in net assets
   resulting from operations............       748,670         44,472            1,182
                                            ----------       --------       ----------
UNIT TRANSACTIONS:
  Purchases.............................       637,643        303,214          271,824
  Net transfers.........................     1,712,968        221,037        1,291,003
  Surrenders for benefit payments and
   fees.................................        (5,990)        (2,662)         (21,468)
  Net annuity transactions..............       --             --               --
                                            ----------       --------       ----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     2,344,621        521,589        1,541,359
                                            ----------       --------       ----------
  Total increase (decrease) in net
   assets...............................     3,093,291        566,061        1,542,541
NET ASSETS:
  Beginning of period...................       --             --               --
                                            ----------       --------       ----------
  End of period.........................    $3,093,291       $566,061       $1,542,541
                                            ==========       ========       ==========

                                                                                                    MID-CAP           EMERGING
                                         STRATEGIC STOCK       ENTERPRISE        HIGH YIELD          VALUE          MARKETS DEBT
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT*      SUB-ACCOUNT*      SUB-ACCOUNT*
                                         ---------------      ------------      ------------      ------------      ------------
OPERATIONS:
  Net investment (loss) income..........   $   (23,290)       $   (18,104)      $   496,873       $   (20,531)      $    29,495
  Capital gains income..................      --                  --                 96,662           161,531           --
  Net realized (loss) gain on security
   transactions.........................            53             (1,243)           (1,146)              458            (1,631)
  Net unrealized appreciation
   (depreciation) of investments during
   the
   period...............................       279,845            483,645          (421,185)          433,339           (67,755)
                                           -----------        -----------       -----------       -----------       -----------
  Net increase (decrease) in net assets
   resulting from operations............       256,608            464,298           171,204           574,797           (39,891)
                                           -----------        -----------       -----------       -----------       -----------
UNIT TRANSACTIONS:
  Purchases.............................     1,952,495          1,417,282         3,719,605         2,520,643           119,619
  Net transfers.........................     3,478,285          2,480,461         6,350,686         4,446,588           185,592
  Surrenders for benefit payments and
   fees.................................      (145,608)           (31,335)         (134,562)         (123,056)           (4,651)
  Net annuity transactions..............      --                  --                --                --                --
                                           -----------        -----------       -----------       -----------       -----------
  Net (decrease) increase in net assets
   resulting from unit transactions.....     5,285,172          3,866,408         9,935,729         6,844,175           300,560
                                           -----------        -----------       -----------       -----------       -----------
  Total (decrease) increase in net
   assets...............................     5,541,780          4,330,706        10,106,933         7,418,972           260,669
NET ASSETS:
  Beginning of period...................      --                  --                --                --                --
                                           -----------        -----------       -----------       -----------       -----------
  End of period.........................   $ 5,541,780        $ 4,330,706       $10,106,933       $ 7,418,972       $   260,669
                                           ===========        ===========       ===========       ===========       ===========

------------------------------------ SA-15 -------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account Three (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual funds (the Funds) as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Morgan Stanley Dean Witter Select Dimensions Investment Series, the Van Kampen Life Investment Trust, and the Morgan Stanley Dean Witter Universal Funds, Inc. are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.50% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

------------------------------------ SA-16 -------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.


Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------


                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------


 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;


(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and


(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:


                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (A) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (B) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (E) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (F) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------


                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------


                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (H) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):


                                                           1999 1998
                                     ------------------------------------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.


Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.


The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (A) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (C) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.

                                 PART C

                           OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

    (a) All financial statements are included in Part A and Part B of the Registration Statement.

    (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2) Not applicable.

          (3) (a) Principal Underwriter Agreement.(2)

          (3) (b) Form of Dealer Agreement.(2)

          (4) Form of Individual Flexible Premium Variable Annuity.(1)

          (5) Form of Application.(1)

          (6) (a) Certificate of Incorporation of Hartford.(3)

          (6) (b) Bylaws of Hartford.(2)

          (7) Not applicable.

          (8) Participation Agreement.(1)

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

         (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

         (11) No financial statements are omitted.

         (12) Not applicable.

         (13) Not applicable

         (14) Not applicable

         (15) Power of Attorney.

         (16) Organizational Chart.

------------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80732, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-80732, dated May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 33-80732, dated April 13, 1998.

Item 25. Directors and Officers of the Depositor

-------------------------- ----------------------------------------------------------------------
NAME                       POSITION WITH HARTFORD
-------------------------- ----------------------------------------------------------------------
David A. Carlson           Vice President
-------------------------- ----------------------------------------------------------------------
Peter W. Cummins           Senior Vice President
-------------------------- ----------------------------------------------------------------------
Bruce W. Ferris            Vice President
-------------------------- ----------------------------------------------------------------------
Timothy M. Fitch           Vice President & Actuary
-------------------------- ----------------------------------------------------------------------
Mary Jane B. Fortin        Vice President & Chief Accounting Officer
-------------------------- ----------------------------------------------------------------------
David T. Foy               Senior Vice President, Chief Financial Officer and Treasurer,
                           Director*
-------------------------- ----------------------------------------------------------------------
Lynda Godkin               Senior Vice President, General Counsel, and Corporate Secretary,
                           Director*
-------------------------- ----------------------------------------------------------------------
Lois W. Grady              Senior Vice President
-------------------------- ----------------------------------------------------------------------
Stephen T. Joyce           Senior Vice President
-------------------------- ----------------------------------------------------------------------
Michael D. Keeler          Vice President
-------------------------- ----------------------------------------------------------------------
Robert A. Kerzner          Senior Vice President
-------------------------- ----------------------------------------------------------------------
Thomas M. Marra            President, Director*
-------------------------- ----------------------------------------------------------------------
Steven L. Matthiesen       Vice President
-------------------------- ----------------------------------------------------------------------
Deanne Osgood              Vice President
-------------------------- ----------------------------------------------------------------------
Craig R. Raymond           Senior Vice President and Chief Actuary
-------------------------- ----------------------------------------------------------------------
Lowndes A. Smith           Chief Executive Officer, Director*
-------------------------- ----------------------------------------------------------------------
David M. Znamierowski      Senior Vice President and Chief Investment Officer, Director*
-------------------------- ----------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

*Denotes date of election to Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant
          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of January 31, 2000, there were 32,160 Contract Owners.

Item 28.  Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two
           (DC Variable Account I)
         Hartford Life Insurance Company - Separate Account Two
           (DC Variable Account II)
         Hartford Life Insurance Company - Separate Account Two
           (QP Variable Account)
         Hartford Life Insurance Company - Separate Account Two
           (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two
           (NQ Variable Account)
         Hartford Life Insurance Company - Putnam Capital Manager
           Trust Separate Account
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital
           Manager Trust Separate Account Two
         Hartford Life and Annuity Insurance Company - Separate Account
           Three
         Hartford Life and Annuity Insurance Company - Separate
           Account Five
         Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

     (b) Directors and Officers of HSD

         Name and Principal                     Positions and Offices
          Business Address                         With Underwriter
         ------------------                     ---------------------
         David A. Carlson                  Vice President
         Peter W. Cummins                  Senior Vice President
         David T. Foy                      Treasurer
         Lynda Godkin                      Senior Vice President, General
                                           Counsel and Corporate Secretary
         George R. Jay                     Controller
         Robert A. Kerzner                 Executive Vice President
         Thomas M. Marra                   Executive Vice President, Director
         Paul E. Olson                     Supervising Registered Principal
         Lowndes A. Smith                  President and Chief Executive
                                           Officer, Director


Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30. Location of Accounts and Records

         All the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

    (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

    (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

    (d) Hartford hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

         The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                              SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 13th day of April, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
               (Registrant)

*By: Thomas M. Marra                                 *By: /s/ Marianne O'Doherty
     ----------------------------------------------       ----------------------
     Thomas M. Marra, President                           Marianne O'Doherty
                                                          Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               (Depositor)


*By: Thomas M. Marra
     ----------------------------------------------
     Thomas M. Marra, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*
Thomas M. Marra, President, Director*                *By: /s/ Marianne O'Doherty
Lowndes A. Smith, Chief Executive Officer,                ----------------------
     Director*                                            Marianne O'Doherty
David M. Znamierowski, Senior Vice President              Attorney-in-Fact
     And Chief Investment Officer, Director*
                                                     Date:  April 13, 2000

                                    EXHIBIT INDEX


(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)     Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)     Copy of Power of Attorney.

(16)     Organizational Chart.